UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

Premier VIT

OpCap Equity Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

•                  U.S. stocks rose solidly during the six-month period ended June 30, 2007 as corporate earnings and cash levels remained strong and investors largely brushed off concerns over weakness in the housing and mortgage markets. Mid and large cap stocks outperformed small caps in the period and growth-oriented stocks outpaced value stocks, particularly among small companies.

•                  Shares of information storage company EMC advanced as the company completed a key strategic acquisition and announced another. The company also announced selling 10% of its VMware software business in a public offering.

•                    Stock selection in industrials also benefited relative returns for the period. Parker Hannifin, the Cleveland-based maker of motion and control technology products, rose on the strength of consistent sales demand. An increase in international orders offset sluggish demand in its North American home market. The Portfolio’s position in Union Pacific performed well during a strong period for railroad stocks. Gas and diesel costs as well as increasingly congested roads have improved demand for railroads.

•                    In financials, certain Portfolio holdings detracted from returns having been hurt by market concerns over the troubled mortgage market. Shares of Countrywide Financial, the nation’s largest sub-prime mortgage lender, fell on news of rising delinquencies and foreclosures. Although sub-prime loans account for less than 10% of Countrywide’s total business, financial markets reacted swiftly to reports that delinquency rates on Countrywide’s sub-prime mortgages have nearly doubled in two years. Bond guarantor MBIA fell during the period due to the company’s exposure to the sub-prime mortgage sector. The company guarantees payments on approximately $5 billion in mortgage-backed securities, the majority of which have underlying bonds rated AAA prior to MBIA’s guarantee.

•                    Stock selection in the consumer discretionary sector detracted from performance, as shares of homebuilders Centex and DR Horton declined during the period. Centex Corporation’s stock slid steadily lower as the housing industry struggles with slow sales, rising inventories and rising loan defaults. Housing and mortgage-related companies across the board fell after interest rates rose, making it more likely that demand for new homes will ebb further and housing prices will continue to erode.

Total Returns  for the periods ended 6/30/07

	Six Months	1 year	5 year*	10 year*
OpCap Equity Portfolio	6.95%	19.48%	10.71%	6.90%
S&P 500 Index	6.96%	20.59%	10.71%	7.13%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

*  Average Annual Total Return

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,069.50	$5.13
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/07
(% of net assets)

Drugs & Medical Products	12.4%
Financial Services	11.5%
Oil & Gas	10.4%
Networking	9.5%
Telecommunications	7.3%
Retail	7.1%
Computers	4.7%
Metals & Mining	4.4%
Electronics	4.3%
Healthcare & Hospitals	3.5%

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 99.0%
	Aerospace/Defense — 2.1%
4,300	Boeing Co.	$413,488
	Banking — 1.9%
7,400	Bank of America Corp.	361,786
	Building/Construction — 1.4%
6,600	Centex Corp.	264,660
	Computers — 4.7%
20,500	Hewlett-Packard Co.	914,710
	Consumer Products — 1.0%
3,000	Colgate-Palmolive Co.	194,550
	Diversified Manufacturing — 3.5%
4,500	Parker Hannifin Corp.	440,595
2,100	Textron, Inc.	231,231
		671,826
	Drugs & Medical Products — 12.4%
8,000	Abbott Laboratories	428,400
7,100	Roche Holdings Ltd. ADR	630,480
12,200	Teva Pharmaceutical Industries Ltd. ADR	503,250
14,600	Wyeth	837,164
		2,399,294
	Electronics — 4.3%
22,000	Texas Instruments, Inc.	827,860
	Financial Services — 11.5%
8,500	Capital One Financial Corp.	666,740
1,800	Goldman Sachs Group, Inc.	390,150
3,600	Merrill Lynch & Co., Inc.	300,888
6,700	Wachovia Corp.	343,375
14,800	Wells Fargo & Co.	520,516
		2,221,669
	Food & Beverage — 2.0%
7,500	Coca-Cola Co.	392,325
	Healthcare & Hospitals — 3.5%
6,500	Aetna, Inc.	321,100
7,500	Nektar Therapeutics, Inc. (a)	71,175
5,800	UnitedHealth Group, Inc.	296,612
		688,887
	Insurance — 2.2%
7,000	MBIA, Inc.	435,540
	Metals & Mining — 4.4%
8,400	Arch Coal, Inc.	$292,320
5,900	Nucor Corp.	346,035
1,900	Vulcan Materials Co.	217,626
		855,981
	Multi-Media — 1.4%
12,500	News Corp.	265,125
	Networking — 9.5%
34,000	Cisco Systems, Inc. (a)	946,900
49,000	EMC Corp. (a)	886,900
		1,833,800
	Oil & Gas — 10.4%
5,200	Chevron Corp.	438,048
10,000	ConocoPhillips	785,000
6,300	GlobalSantaFe Corp.	455,175
6,300	Weatherford International Ltd. (a)	348,012
		2,026,235
	Real Estate (REIT) — 1.0%
7,600	CapitalSource, Inc.	186,884
	Retail — 7.1%
11,500	Best Buy Co., Inc.	536,705
4,900	V.F. Corp.	448,742
8,800	Walgreen Co.	383,152
		1,368,599
	Semi-conductors — 1.6%
28,542	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	317,672
	Technology — 3.5%
9,100	Adobe Systems, Inc. (a)	365,365
12,500	Corning, Inc. (a)	319,375
		684,740
	Telecommunications — 7.3%
13,000	AT&T, Inc.	539,500
4,300	NII Holdings, Inc., Class B (a)	347,182
18,700	Nokia Corp. ADR	525,657
		1,412,339
	Transportation — 2.3%
3,800	Union Pacific Corp.	437,570
	Total Common Stock (cost-$16,439,004)	19,175,540

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000)			Value

	SHORT-TERM INVESTMENT — 1.2%
	U.S. Government Agency Discount Notes — 1.2%
$240	Federal Home Loan Bank, 4.80%, 7/2/07 (cost-$239,968)		$239,968
	Total Investments (cost-$16,678,972)	100.2%	19,415,508
	Liabilities in excess of other assets	(0.2)%	(34,742)
	Net Assets	100.0%	$19,380,766

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$16,678,972)	$19,415,508
Cash	17,708
Dividends receivable	27,185
Prepaid expenses	2,003
Total Assets	19,462,404
Liabilities:
Deferred trustees’ retirement plan expense	33,647
Payable for shares of beneficial interest redeemed	15,617
Investment advisory fees payable	7,086
Accrued expenses	25,288
Total Liabilities	81,638
Net Assets	$19,380,766
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$5,202
Paid-in-capital in excess of par	15,563,807
Undistributed net investment income	35,410
Accumulated net realized gain	1,039,811
Net unrealized appreciation of investments	2,736,536
Net Assets	$19,380,766
Shares outstanding	520,153
Net asset value, offering price and redemption price per share	$37.26

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the six the months ended June 30, 2007
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $6,700)	$160,072
Interest	7,082
Total investment income	167,154
Expenses:
Investment advisory fees	78,115
Shareholder communications	13,211
Custodian fees	10,918
Audit and tax services	7,344
Transfer agent fees	6,696
Trustees’ fees and expenses	3,951
Legal fees	1,413
Miscellaneous	2,867
Total expenses	124,515
Less: investment advisory fees waived	(26,633)
custody credits earned on cash balances	(239)
Net expenses	97,643
Net investment income	69,511
Realized and Change in Unrealized Gain:
Net realized gain on investments	1,067,373
Net change in unrealized appreciation/depreciation of investments	185,019
Net realized and change in unrealized gain on investments	1,252,392
Net increase in net assets resulting from investment operations	$1,321,903

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income	$69,511	$116,235
Net realized gain on investments	1,067,373	3,008,902
Net change in unrealized appreciation/depreciation of investments	185,019	262,153
Net increase in net assets resulting from investment operations	1,321,903	3,387,290
Dividends and Distributions to Shareholders from:
Net investment income	(116,737)	(127,518)
Net realized gains	(2,985,839)	(1,653,510)
Total dividends and distributions to shareholders	(3,102,576)	(1,781,028)
Share Transactions:
Net proceeds from the sale of shares	181,199	588,052
Reinvestment of dividends and distributions	3,102,576	1,781,028
Cost of shares redeemed	(2,307,353)	(12,600,656)
Net increase (decrease) in net assets from share transactions	976,422	(10,231,576)
Total decrease in net assets	(804,251)	(8,625,314)
Net Assets:
Beginning of period	20,185,017	28,810,331
End of period (including undistributed net investment income of $35,410 and $82,636, respectively)	$19,380,766	$20,185,017
Shares Issued and Redeemed:
Issued	4,257	15,219
Issued in reinvestment of dividends and distributions	83,380	48,110
Redeemed	(54,056)	(327,396)
Net increase (decrease)	33,581	(264,067)

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months
	ended
	June 30, 2007		Year ended December 31,
	(unaudited)		2006		2005		2004		2003	2002
Net asset value, beginning of period	$41.48		$38.38		$36.00		$32.46		$25.63	$33.12
Investment Operations:
Net investment income	0.17		0.22		0.16		0.15		0.31	0.36
Net realized and change in unrealized gain (loss) on investments	2.71		5.35		2.37		3.70		6.89	(7.38)
Total from investment operations	2.88		5.57		2.53		3.85		7.20	(7.02)
Dividends and Distributions to Shareholders from:
Net investment income	(0.27)		(0.18)		(0.15)		(0.31)		(0.37)	(0.25)
Net realized gains	(6.83)		(2.29)		—		—		—	(0.22)
Total dividends and distributions to shareholders	(7.10)		(2.47)		(0.15)		(0.31)		(0.37)	(0.47)
Net asset value, end of period	$37.26		$41.48		$38.38		$36.00		$32.46	$25.63
Total Return (1)	6.95%		15.28%		7.04%		11.93%		28.57%	(21.41)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$19,381		$20,185		$28,810		$39,388		$40,041	$35,915
Ratio of expenses to average net assets (2)	1.00	%(3)(4)	1.01	%(3)	1.02	%(3)	1.01	%(3)	1.00%	0.96%
Ratio of net investment income to average net assets	0.71	%(3)(4)	0.50	%(3)	0.35	%(3)	0.41	%(3)	1.02%	0.89%
Portfolio Turnover	32%		63%		92%		144%		7%	21%

(1)          Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(G) in Notes to Finanacial Statements).

(3)          During the fiscal periods indicated above, the Investment Adviser waived a portion of its fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28% (annualized) and 0.43% (annualized), respectively, for the six months ended June 30, 2007; 1.16% and 0.35%, respectively, for the year ended December 31, 2006; 1.05% and 0.32%, respectively, for the year ended December 31, 2005; and 1.03% and 0.39%, respectively, for the year ended December 31, 2004.

(4)          Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through investing at least 80% of its net assets in equity securities of companies that the Investment Adviser believes are undervalued in marketplace.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. For the six months ended June 30, 2007, the Portfolio’s payable in connection with the Plan was $33,647, of which $331 was accrued during the six months ended June 30, 2007.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $6,229,117 and $8,114,359, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $16,678,972 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $3,146,521; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $409,985; net unrealized appreciation for federal income tax purposes is $2,736,536.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates.Two

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(5)  Legal Proceedings (continued)

settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT
OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS
(unaudited) (continued)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Equity Portfolio (“Equity Portfolio”)

The Trustees noted that the Equity Portfolio had outperformed its Lipper median and average peer group and its benchmark, S&P 500, for the three-year and five-year periods ended December 31, 2006 and had outperformed its Lipper median and average peer group for the one-year and ten-year periods but had underperformed its benchmark for the one-year, ten-year and the since inception periods ended December 31, 2006. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median but was lower than the average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached

Premier VIT
OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS
(unaudited) (continued)

sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and each Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Scott Whisten	Assistant Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Small Cap Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Small Cap Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

•                  U.S. stocks rose solidly during the six month period ended June 30, 2007. Corporate earnings and cash levels remained strong and investors largely brushed off concerns about weakness in the housing and mortgage markets. Mid and large cap stocks outperformed small cap stocks during the period and growth-oriented stocks outpaced value stocks decisively, particularly among small companies.

•                  Stock selections in financials was the most significant contributor to outperformance during the period. Fund manager Affiliated Managers rose on news the firm had purchased up to a one-quarter stake in AQR Capital Management, a successful hedge fund manager that had experienced a near tripling of assets since the fourth quarter of 2004. This company, which invests in mid-sized asset management companies, also beat analyst estimates for the period. Insurance brokerage Hub International advanced on news the company would be purchased by Apax Partners and Morgan Stanley’s principal investment unit. The acquisition would provide new capital that will enable Hub to expand offerings in both the Southwest and Southeast markets.

•                  Stock selection in health care benefited returns relative to the benchmark. Emergency Medical Services, a provider of ambulance and emergency staffing services, rose as first quarter profits more than doubled. The company attributed the improvement to higher per-patient revenues, an increase in patients and favorable results from risk-mitigation programs.

•                  In the industrial sector, Dynamic Materials, a leading provider of explosion-welded metal plates for the energy industry, advanced on increased sales and strong demand for its products. Company management attributed the rise in part to receiving earlier-than-anticipated deliveries of select source metals as well as being able to utilize select new equipment as part of the company’s capacity expansion program.

•                  Stock selection in information technology detracted from performance. Semiconductor company Silicon Image weakened after the company posted disappointing fourth quarter earnings and projected first quarter revenues well below Wall Street’s forecasts.

Total Returns  for the periods ended 6/30/07

	Six months	1 year	5 year*	10 year*
OpCap Small Cap Portfolio	7.71%	20.32%	12.18%	10.11%
Russell 2000 Index	6.45%	16.43%	13.88%	9.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

* Average Annual Total Return

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,077.10	$4.89
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.08	$4.76

Expenses are equal to the Portfolio’s annualized expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/07
(% of net assets)

Financial Services	10.2%
Commercial Services	9.3%
Computer Software	7.9%
Healthcare & Hospitals	6.5%
Insurance	5.7%
Oil & Gas	5.3%
Apparel & Textiles	5.1%
Real Estate	4.8%
Retail	4.1%
Building/Construction	3.9%

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 98.4%
	Aerospace — 1.3%
66,800	AAR Corp. (a)	$2,205,068
	Airlines — 1.5%
126,000	Republic Airways Holdings, Inc. (a)	2,564,100
	Apparel & Textiles — 5.1%
165,900	Iconix Brand Group, Inc. (a)	3,686,298
65,300	Oxford Industries, Inc.	2,895,402
76,900	Wolverine World Wide, Inc.	2,130,899
		8,712,599
	Automotive — 1.6%
67,500	Keystone Automotive Industries, Inc. (a)	2,792,475
	Building/Construction — 3.9%
78,000	Goodman Global, Inc. (a)	1,733,160
43,600	NCI Building Systems, Inc. (a)	2,150,788
113,500	Williams Scotsman International, Inc. (a)	2,702,435
		6,586,383
	Commercial Services — 9.3%
63,600	Bright Horizons Family Solutions, Inc. (a)	2,474,676
101,100	Geo Group, Inc. (a)	2,942,010
140,900	Global Cash Access Holdings, Inc. (a)	2,257,218
129,400	H&E Equipment Services, Inc. (a)	3,589,556
76,200	Parexel International Corp. (a)	3,204,972
59,600	Rollins, Inc.	1,357,092
		15,825,524
	Computer Services — 1.1%
38,400	CACI International, Inc., Class A (a)	1,875,840
	Computer Software — 7.9%
86,700	Blackbaud, Inc.	1,914,336
426,300	Borland Software Corp. (a)	2,532,222
166,100	Glu Mobile, Inc. (a)	2,308,790
256,100	Informatica Corp. (a)	3,782,597
94,900	THQ, Inc. (a)	2,896,348
		13,434,293
	Consumer Services — 1.0%
40,800	Macquarie Infrastructure Co. LLC, UNIT	1,692,384
	Diversified Manufacturing — 2.5%
76,700	Hexcel Corp. (a)	$1,616,069
94,500	Reddy Ice Holdings, Inc.	2,695,140
		4,311,209
	Electronics — 0.7%
113,400	Photon Dynamics, Inc. (a)	1,236,060
	Financial Services — 10.2%
25,443	Affiliated Managers Group, Inc. (a)	3,276,041
64,000	Boston Private Financial Holdings, Inc.	1,719,680
77,500	Investment Technology Group, Inc. (a)	3,358,075
79,600	Pacific Capital Bancorp	2,147,608
57,600	Prosperity Bancshares, Inc.	1,886,976
98,500	Renasant Corp.	2,239,890
81,300	Signature Bank & Trust (a)	2,772,330
		17,400,600
	Food & Beverage — 1.4%
75,421	Performance Food Group Co. (a)	2,450,428
	Healthcare & Hospitals — 6.5%
92,800	Abaxis, Inc. (a)	1,935,808
94,300	Healthcare Services Group, Inc.	2,781,850
69,200	Nektar Therapeutics, Inc. (a)	656,708
80,400	Immucor, Inc. (a)	2,248,788
110,200	Symmetry Medical, Inc. (a)	1,764,302
31,000	Vital Signs, Inc.	1,722,050
		11,109,506
	Household Products — 2.8%
111,500	Central Garden and Pet Co., Class A (a)	1,307,895
81,500	Jarden Corp. (a)	3,505,315
		4,813,210
	Insurance — 5.7%
37,100	Delphi Financial Group, Inc.,	1,551,522
71,300	First Mercury Financial Corp. (a)	1,495,161
152,588	RAM Holdings Ltd. (a)	2,403,261
37,100	RLI Corp.	2,075,745
32,779	Triad Guaranty, Inc. (a)	1,308,865
24,000	United Fire & Casualty Co.	849,120
		9,683,674
	Machinery — 1.0%
41,800	Astec Industries, Inc. (a)	1,764,796

Premier VIT
OpCap Small Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Metal Fabricate/Hardware — 1.1%
53,100	AM Castle & Co.	$1,906,821
	Metals & Mining — 3.8%
101,300	Claymont Steel Holdings, Inc. (a)	2,654,499
124,100	Dynamic Materials Corp.	3,798,750
		6,453,249
	Multi-Media — 1.5%
158,400	World Wrestling Entertainment, Inc.	2,532,816
	Oil & Gas — 5.3%
24,176	FMC Technologies, Inc. (a)	1,915,223
127,200	Rosetta Resources, Inc. (a)	2,739,888
22,200	Universal Compression Holdings, Inc. (a)	1,608,834
103,100	Vectren Corp.	2,776,483
		9,040,428
	Pharmaceuticals — 2.9%
90,900	Nastech Pharmaceutical Co., Inc. (a)	991,719
198,700	Perrigo Co.	3,890,546
		4,882,265
	Real Estate (REIT) — 4.8%
207,800	Ashford Hospitality Trust, Inc.	2,443,728
50,400	Cousins Properties, Inc.	1,462,104
97,400	Crystal River Capital, Inc.	2,364,872
147,442	Medical Properties Trust, Inc.	1,950,658
		8,221,362
	Retail — 4.1%
122,700	A.C. Moore Arts & Crafts, Inc. (a)	2,406,147
48,000	Aeropostale, Inc. (a)	2,000,640
175,300	Carrols Restaurant Group, Inc. (a)	2,673,325
		7,080,112
	Semi-conductors — 3.8%
139,700	Fairchild Semiconductor International, Inc. (a)	2,699,004
134,900	Mattson Technology, Inc. (a)	1,308,530
296,100	Silicon Image, Inc. (a)	2,540,538
		6,548,072
	Storage/Warehousing — 0.9%
55,100	Mobile Mini, Inc. (a)	$1,608,920
	Technology — 2.7%
112,900	Microsemi Corp. (a)	2,703,955
118,600	Phase Forward, Inc. (a)	1,996,038
		4,699,993
	Telecommunications — 2.7%
50,400	Comtech Telecommunications Corp. (a)	2,339,568
177,700	Syniverse Holdings, Inc. (a)	2,285,222
		4,624,790
	Utilities — 1.3%
72,900	Atmos Energy Corp.	2,191,374
	Total Common Stock (cost-$143,765,599)	168,248,351
	EXCHANGE-TRADED FUNDS — 0.5%
11,000	iShares Russell 2000 Index Fund (cost-$913,777)	912,560

Principal Amount (000)
	SHORT-TERM INVESTMENT — 1.1%
	U.S. Government Agency Discount Notes — 1.1%
$1,830	Federal Home Loan Bank, 4.80%, 7/2/07 (cost-$1,829,756)		1,829,756
	Total Investments (cost-$146,509,132)	100.0%	170,990,667
	Liabilities in excess of other assets	(0.0)%	(1,269)
	Net Assets	100.0%	$170,989,398

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

See accompanying notes to financial statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$146,509,132)	$170,990,667
Cash	26,863
Receivable for investments sold	302,241
Dividends receivable	237,156
Receivable from shares of beneficial interest sold	23,906
Prepaid expenses	9,637
Total Assets	171,590,470
Liabilities:
Payable for investments purchased	213,750
Deferred trustees’ retirement plan expense	116,472
Investment advisory fees payable	114,282
Payable for shares of beneficial interest redeemed	100,000
Accrued expenses	56,568
Total Liabilities	601,072
Net Assets	$170,989,398
Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$54,699
Paid-in-capital in excess of par	129,720,519
Undistributed net investment income	87,009
Accumulated net realized gain	16,645,636
Net unrealized appreciation of investments	24,481,535
Net Assets	$170,989,398
Shares outstanding	5,469,909
Net asset value, offering price and redemption price per share	$31.26

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(unaudited)

Investment Income:
Dividends	$921,336
Interest	85,386
Total investment income	1,006,722
Expenses:
Investment advisory fees	691,054
Shareholder communications	33,664
Trustees’ fees and expenses	24,676
Custodian fees	21,364
Audit and tax services	14,961
Transfer agent fees	12,609
Legal fees	12,517
Insurance expense	2,514
Miscellaneous	3,205
Total expenses	816,564
Less: custody credits earned on cash balances	(344)
Net expenses	816,220
Net investment income	190,502
Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	16,675,467
Net change in unrealized appreciation/depreciation of investments	(3,980,893)
Net realized and change in unrealized gain on investments	12,694,574
Net increase in net assets resulting from investment operations	$12,885,076

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income (loss)	$190,502	$(105,716)
Net realized gain on investments	16,675,467	36,244,865
Net change in unrealized appreciation/depreciation of investments	(3,980,893)	5,154,542
Net increase in net assets resulting from investment operations	12,885,076	41,293,691
Distributions to Shareholders from net realized gains	(36,111,252)	(10,879,114)
Share Transactions:
Net proceeds from the sale of shares	8,623,659	13,490,308
Reinvestment of distributions	36,111,252	10,879,114
Cost of shares redeemed	(25,720,490)	(69,727,418)
Net increase (decrease) in net assets from share transactions	19,014,421	(45,357,996)
Total decrease in net assets	(4,211,755)	(14,943,419)
Net Assets:
Beginning of period	175,201,153	190,144,572
End of period including undistributed (dividends in excess of) net investment income of $87,009 and $(103,493), respectively)	$170,989,398	$175,201,153
Shares Issued and Redeemed:
Issued	229,895	401,984
Issued in reinvestment of distributions	1,150,772	329,071
Redeemed	(679,145)	(2,042,175)
Net increase (decrease)	701,522	(1,311,120)

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months
	ended
	June 30, 2007		Year ended December 31,
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$36.74		$31.28	$36.15	$30.68	$21.52	$32.26
Investment Operations:
Net investment income (loss)	0.04		(0.03)	(0.12)	(0.11)	0.05	0.03
Net realized and change in unrealized gain (loss) on investments	2.82		7.36	(0.13)	5.59	9.12	(6.18)
Total income (loss) from investment operations	2.86		7.33	(0.25)	5.48	9.17	(6.15)
Dividends and Distributions to Shareholders from:
Net investment income	—		—	—	(0.01)	(0.01)	(0.02)
Net realized gains	(8.34)		(1.87)	(4.62)	—	—	(4.57)
Total dividends and distributions to shareholders	(8.34)		(1.87)	(4.62)	(0.01)	(0.01)	(4.59)
Net asset value, end of period	$31.26		$36.74	$31.28	$36.15	$30.68	$21.52
Total Return (1)	7.71%		24.08%	0.06%	17.88%	42.65%	(21.64)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$170,989		$175,201	$190,145	$275,319	$248,950	$174,593
Ratio of expenses to average net assets (2)	0.95	%(3)	0.93%	0.92%	0.91%	0.93%	0.91%
Ratio of net investment income (loss) to average net assets	0.22	%(3)	(0.06)%	(0.32)%	(0.30)%	0.23%	0.12%
Portfolio Turnover	30%		99%	94%	102%	136%	147%

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(G) in Notes to Financial Statements).
(3)	Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Income Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio (the “Portfolio”). OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2007, the Portfolio’s payable in connection with the Plan was $116,472, of which $2,817 was accrued during the six months ended June 30, 2007.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $51,756,439 and $66,644,604, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $146,509,132 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $28,100,589; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,619,054; net unrealized appreciation for federal income tax purposes is $24,481,535.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolios’ fees under the Agreements, the Trustees considered, among other information, the Portfolios’ management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Small Cap Portfolio (“Small Cap Portfolio”)

The Trustees noted that the Small Cap Portfolio had outperformed its Lipper median and average peer group and its benchmark, Russell 2000 Index, for the one-year period and had outperformed its Lipper median and average peer group for the three-year period but had slightly underperformed its benchmark for the three-year period ended December 31, 2006. The Trustees also noted that the Small Cap Portfolio had outperformed its Lipper median peer group but underperformed its Lipper average peer group for the five-year and ten-year periods ended December 31, 2006. The Trustees noted that the Small Cap Portfolio had outperformed its benchmark for the since inception periods ended December 31, 2006. The Trustees also noted that the Small Cap Portfolio’s expense ratio was below the Lipper average and median for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Small Cap Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

In considering potential economies of scale, the Trustees noted that the Portfolios’ proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and each Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Global Equity Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Global Equity Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

•                  Global stocks rose solidly during the six month period ended June 30, 2007 with emerging markets and European equities pacing the rally. Stocks in the developed Pacific region markets lagged. U.S. equity indices finished in line with global benchmarks.

•                  Stock selection and an overweighting in industrials contributed most significantly to outperformance. Sandvik rose on a strong demand for the Swedish firm’s metal cutting tools, machinery and rock excavation equipment. Greater than expected industrial growth in the U.S. and Europe boosted results. The Portfolio’s position in KBR advanced as the military contractor and engineering firm announced strong results. Analysts reported that strong business in the energy, petrochemical and defense sectors continued to fatten backlogs at leading engineering firms. KBR was spun off from oilfield services giant Halliburton in November 2006.

•                  Stock selection in healthcare also benefited relative returns. The Portfolio’s position in MedImmune rose on news pharmaceutical giant AstraZeneca would acquire the company. MedImmune produces flu vaccines and drug therapies to protect infants from respiratory infection.

•                  In the telecommunications sector, the UK’s Vodafone contributed positively to returns. Shares of the world’s largest cell phone-service provider by revenue rose largely on the news that the company is rolling out lines of Vodafone-branded handsets. In doing so the company is pitting itself against traditional suppliers, including handset giants Nokia and Motorola. The rally suggested that investors were dismissing the European Union’s announcement that it could soon cap roaming charges on mobile phone calls made between member states, a regulatory change that would reduce the profits of wireless phone companies.

•                  Stock selection decisions in the information technology sector adversely affected performance as Motorola slipped in the first quarter as the company warned it would post a first quarter loss and lowered full-year earnings targets. The company cited lower-than-expected sales of mobile-devices as the cause for weakness. Sage Group, Britain’s largest maker of accounting software, dropped during the six month period based on analysts expectations of slower earnings growth

Total Returns  for the periods ended 6/30/07

	Six months	1 year	5 year*	10 year*
OpCap Global Equity Portfolio	9.94%	25.75%	13.38%	8.46%
MSCI World Index	9.17%	23.59%	14.00%	7.05%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

* Average Annual Total Return

The Portfolio commenced operations on 3/1/95. Index comparisons began as of 2/28/95.

Prior to November 1, 2006, performance data for the MSCI Index was calculated gross of dividend tax withholding. Performance data presently shown for the Index is net of dividend tax withholding. This recalculation results in lower performance for the Index.

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,099.40	$6.66
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,018.55	$6.41

Expenses are equal to the Portfolio’s annualized expense ratio of 1.28%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Countries as of 6/30/07

(% of net assets) (excluding short-term investments)

United States	41.8%
Japan	9.9%
France	6.8%
Germany	6.3%
Switzerland	5.9%
United Kingdom	4.8%
Sweden	3.7%
Italy	3.0%
Norway	2.1%
Greece	1.9%

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 98.6%
	AUSTRALIA — 1.8%
	Building & Construction — 0.8%
52,600	Boart Longyear Group (a)	$99,592
	Insurance — 1.0%
19,700	AXA Asia Pacific Holdings Ltd.	124,044
		223,636
	AUSTRIA — 0.8%
	Utilities — 0.8%
2,700	Zumtobel AG (a)	100,386
	BERMUDA — 1.8%
	Insurance — 1.8%
3,500	RenaissanceRe Holdings Ltd.	216,965
	BRAZIL — 0.8%
	Oil & Gas — 0.8%
800	Petroleo Brasileiro S.A. ADR	97,016
	CAYMAN ISLANDS — 1.8%
	Oil & Gas — 1.8%
3,000	GlobalSantaFe Corp.	216,750
	FINLAND — 1.1%
	Capital Goods — 1.1%
2,200	Metso Oyj	129,330
	FRANCE — 6.8%
	Building & Construction — 2.5%
1,200	Cie de Saint-Gobain	134,278
925	Lafarge S.A.	168,396
		302,674
	Financial Services — 1.7%
1,100	Societe Generale	203,580
	Insurance — 1.4%
3,900	AXA S.A.	167,458
	Retail — 1.2%
850	Pinault-Printemps- Redoute S.A.	148,105
		821,817
	GERMANY — 6.3%
	Banking — 1.2%
1,000	Deutsche Bank AG	145,390
	Chemicals — 1.0%
4,300	Symrise AG (a)	$128,534
	Drugs & Medical Products — 1.0%
900	Merck KGaA	123,912
	Retail — 1.5%
2,900	Adidas AG	183,089
	Utilities — 1.6%
1,800	RWE AG	191,898
		772,823
	GREECE — 1.9%
	Entertainment — 0.8%
2,900	OPAP S.A.	102,352
	Financial Services — 1.1%
5,000	Hellenic Exchanges S.A. Holding	130,338
		232,690
	ITALY — 3.0%
	Banking — 3.0%
21,000	Banca Intesa SpA	156,397
23,400	Unicredito Italiano SpA	208,767
		365,164
	JAPAN — 9.9%
	Automotive — 1.1%
2,200	Toyota Motor Corp.	138,431
	Consumer Discretionary — 1.2%
2,900	Sony Corp.	148,524
	Electronics — 1.0%
1,200	Fanuc Ltd.	123,575
	Financial Services — 2.7%
950	Orix Corp.	249,839
17	Osaka Securities Exchange Co., Ltd.	78,203
		328,042
	Insurance — 1.7%
51,900	Fuji Fire & Marine Insurance Ltd.	206,965
	Metals & Mining — 0.7%
7,900	NSK Ltd.	81,488

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	JAPAN (continued)
	Technology — 1.5%
3,100	Canon, Inc.	$181,381
		1,208,406
	LIBERIA — 0.9%
	Leisure — 0.9%
2,500	Royal Caribbean Cruises Ltd.	107,450
	MEXICO — 0.7%
	Multi-Media — 0.7%
3,200	Grupo Televisa S.A. ADR	88,352
	NETHERLANDS — 1.5%
	Telecommunications — 1.5%
11,000	Koninklijke (Royal) KPN NV	182,296
	NEW ZEALAND — 1.2%
	Building & Construction — 1.2%
15,100	Fletcher Building Ltd.	144,193
	NORWAY — 2.1%
	Insurance — 1.3%
10,200	Storebrand ASA	158,031
	Oil & Gas — 0.8%
6,150	Prosafe ASA	98,357
		256,388
	SWEDEN — 3.7%
	Banking — 0.8%
2,900	Swedbank AB	104,633
	Diversified Manufacturing — 2.9%
7,700	Sandvik AB	154,990
9,300	SKF AB	194,341
		349,331
		453,964
	SWITZERLAND — 5.9%
	Drugs & Medical Products — 2.2%
1,500	Roche Holdings AG	265,215
	Financial Services — 2.1%
3,600	Credit Suisse Group	255,025
	Food — 1.6%
525	Nestle S.A.	199,062
		719,302
	UNITED KINGDOM — 4.8%
	Consumer Staples — 2.6%
9,600	Unilever PLC	$309,664
	Telecommunications — 2.2%
80,700	Vodafone Group PLC	270,133
		579,797
	UNITED STATES — 41.8%
	Banking — 3.2%
5,200	Bank of New York Mellon Corp.	215,488
2,200	Capital One Financial Corp.	172,568
		388,056
	Building & Construction — 1.3%
3,900	Centex Corp.	156,390
	Capital Goods — 2.6%
8,400	General Electric Co.	321,552
	Commercial Services — 2.7%
4,900	ChoicePoint, Inc. (a)	208,005
2,000	Moody’s Corp.	124,400
		332,405
	Computers — 2.8%
4,000	Dell, Inc. (a)	114,200
12,700	EMC Corp. (a)	229,870
		344,070
	Cosmetics — 1.2%
2,200	Colgate-Palmolive Co.	142,670
	Diversified Manufacturing — 1.0%
1,350	Eaton Corp.	125,550
	Financial Services — 3.7%
2,826	Fortress Investment Group LLC	67,315
2,800	JPMorgan Chase & Co.	135,660
2,900	Merrill Lynch & Co., Inc.	242,382
		445,357
	Food — 1.5%
5,400	SYSCO Corp.	178,146
	Healthcare — 4.5%
2,900	Biogen Idec, Inc. (a)	155,150
3,400	Sepracor, Inc. (a)	139,468
3,200	WellPoint, Inc. (a)	255,456
		550,074

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	Insurance — 1.3%
2,500	Allstate Corp.	$153,775
	Oil & Gas — 5.3%
2,350	Chevron Corp.	197,964
5,700	ConocoPhillips	447,450
		645,414
	Restaurants — 1.0%
3,800	Yum! Brands, Inc.	124,336
	Retail — 5.6%
5,700	Family Dollar Stores, Inc.	195,624
2,000	Tiffany & Co.	106,120
3,700	Walgreen Co.	161,098
4,500	Wal-Mart Stores, Inc.	216,495
		679,337
	Software — 1.7%
6,800	Microsoft Corp.	200,396
	Telecommunications — 1.4%
8,300	Sprint Nextel Corp.	171,893
	Utilities — 1.0%
1,400	Constellation Energy Group, Inc.	122,038
		5,081,459
	Total Common Stock (cost-$10,317,354)	11,998,184

Principal Amount (000)
	SHORT-TERM INVESTMENTS — 1.5%
	U.S. Government Agency Discount Note — 1.1%
$130	Federal Home Loan Bank, 4.80%, 7/2/07 (cost-$129,983)		129,983
	Repurchase Agreement — 0.4%
$52	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds $52,021; collateralized by Federal Home Loan Bank, 5.625%, due 3/14/36, valued at $55,550 including accrued interest (cost-$52,000)		$52,000
	Total Short-Term Investments (cost-$181,983)		181,983
	Total Investments (cost-$10,499,337) (b)	100.1%	12,180,167
	Liabilities in excess of other assets	(0.1)%	(14,660)
	Net Assets	100.0%	$12,165,507

Notes to Schedule of Investments:

(a)  Non-income producing.

(b)  Securities with an aggregate value of $5,962,066, representing 49.01% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR - American Depositary Receipt

See accompanying notes to financial statements

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$10,499,337)	$12,180,167
Cash	28
Receivable for investments sold	547,635
Interest and dividends receivable	29,197
Tax reclaims receivable	10,539
Prepaid expenses	1,349
Total Assets	12,768,915
Liabilities:
Payable to custodian	3,655
Payable for investments purchased	552,219
Deferred trustees’ retirement plan expense	18,993
Payable for shares of beneficial interest redeemed	4,979
Investment advisory fees payable	1,026
Accrued expenses	22,536
Total Liabilities	603,408
Net Assets	$12,165,507
Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$8,022
Paid-in-capital in excess of par	9,379,287
Undistributed net investment income	92,588
Accumulated net realized gain	1,004,994
Net unrealized appreciation of investments and foreign currency transactions	1,680,616
Net Assets	$12,165,507
Shares outstanding	802,209
Net asset value, offering price and redemption price per share	$15.17

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF OPERATIONS

For the six the months ended June 30, 2007
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $20,111)	$182,427
Interest	3,446
Total investment income	185,873
Expenses:
Investment advisory fees	46,850
Custodian fees	40,780
Shareholder communications	12,407
Audit and tax services	7,342
Transfer agent fees	4,462
Trustees’ fees and expenses	2,652
Legal fees	619
Insurance expense	461
Miscellaneous	1,443
Total expenses	117,016
Less: investment advisory fees waived	(42,117)
custody credits earned on cash balances	(1,196)
Net expenses	73,703
Net investment income	112,170
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,020,060
Foreign currency transactions	(595)
Net change in unrealized appreciation/depreciation of:
Investments	(22,656)
Foreign currency transactions	(752)
Net realized and change in unrealized gain on investments and foreign currency transactions	996,057
Net increase in net assets resulting from operations	$1,108,227

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income	$112,170	$136,261
Net realized gain on investments and foreign currency transactions	1,019,465	2,761,038
Net change of unrealized appreciation/depreciation on investments and foreign currency transactions	(23,408)	101,769
Net increase in net assets resulting from operations	1,108,227	2,999,068
Dividends and Distributions to Shareholders from:
Net investment income	(96,299)	(164,066)
Net realized gains	(2,800,743)	(1,918,954)
Total dividends and distributions to shareholders	(2,897,042)	(2,083,020)
Share Transactions:
Net proceeds from the sale of shares	202,843	781,293
Reinvestment of dividends and distributions	2,897,042	2,083,020
Cost of shares redeemed	(1,114,854)	(10,801,188)
Net increase (decrease) in net assets from share transactions	1,985,031	(7,936,875)
Total increase (decrease) in net assets	196,216	(7,020,827)
Net Assets:
Beginning of period	11,969,291	18,990,118
End of period (including undistributed net investment income of $92,588 and $76,717, respectively)	$12,165,507	$11,969,291
Shares Issued and Redeemed:
Issued	11,272	47,381
Issued in reinvestment of dividends and distributions	191,730	132,507
Redeemed	(60,277)	(652,189)
Net increase (decrease)	142,725	(472,301)

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months
	ended
	June 30, 2007	Year ended December 31,
	(unaudited)		2006		2005		2004	2003		2002
Net asset value, beginning of period	$18.15		$16.78		$15.73		$14.05	$10.76		$13.09
Income (loss) from Investment Operations:
Net investment income	0.16		0.20		0.18		0.05	0.09		0.13
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	1.63		3.05		0.92		1.70	3.28		(2.40)
Total from investment operations	1.79		3.25		1.10		1.75	3.37		(2.27)
Dividends and Distributions to Shareholders from:
Net investment income	(0.16)		(0.15)		(0.05)		(0.07)	(0.08)		(0.06)
Net realized gains	(4.61)		(1.73)		—		—	—		—
Total dividends and distributions to shareholders	(4.77)		(1.88)		(0.05)		(0.07)	(0.08)		(0.06)
Net asset value, end of period	$15.17		$18.15		$16.78		$15.73	$14.05		$10.76
Total Return (1)	9.94%		21.06%		7.03%		12.53%	31.55%		(17.41)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$12,166		$11,969		$18,990		$27,375	$26,102		$22,355
Ratio of expenses to average net assets (2)	1.28	%(3)(4)	1.26	%(3)	1.27	%(3)	1.26%	1.26	%(3)	1.15%
Ratio of net investment income to average net assets	1.92	%(3)(4)	0.96	%(3)	0.84	%(3)	0.41%	0.75	%(3)	0.72%
Portfolio Turnover	49%		93%		79%		98%	152%		70%

(1)          Assumes reinvestment of all dividends and distributions. Total return for a period of less than a year is not annualized.

(2)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(I) in Notes to Finanacial Statements).

(3)  During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 2.00% (annualized) and 1.20% (annualized), respectively for the six months ended June 30, 2007; 1.72% and 0.50%, respectively for the year ended December 31, 2006; 1.31% and 0.80%, respectively for the year ended December 31, 2005; 1.27% and 0.73%, respectively for the year ended December 31, 2003.

(4)          Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long term capital appreciation through pursuit of a global investment strategy including equity securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

(D)  Dividends and Distributions (continued)

accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E) Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain(loss) is included in net realized and change in unrealized gain(loss) on investments.

(F) Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(G) Allocation of Expenses

Expenses specifically identifiable to the portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2007, the Portfolio’s payable in connection with the Plan was $18,993, of which $188 was accrued during the six months ended June 30, 2007.

(I) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% or average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”) to manage the Portfolio’s investments.

The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3) Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $5,776,454 and $6,688,380, respectively.

(4) Income Tax Information

The cost basis of portfolio securities of $10,499,337 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,805,697; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $124,867; net unrealized appreciation for federal income tax purposes is $1,680,830.

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(5) Legal Proceedings (continued)

States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Global Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope

Premier VIT
OpCap Global Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Global Equity Portfolio (“Global Equity Portfolio”)

The Trustees noted that the Global Equity Portfolio had underperformed its Lipper median and average peer group for the one-year, three-year, five-year and ten-year periods ended December 31, 2006. The Trustees also noted that the Portfolio had outperformed its benchmark, Morgan Stanley World Index, for the one-year, five-year, ten-year and the since inception periods ended December 31, 2006 but had underperformed its benchmark for the three-year period ended December 31, 2006. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees noted that the Equity Portfolio had outperformed its Lipper median and average peer group and its benchmark, S&P 500, for the three-year and five-year periods ended December 31, 2006 and had outperformed its Lipper median and average peer group for the one-year and ten-year periods but had underperformed its benchmark for the one-year, ten-year and the since inception periods ended December 31, 2006. The Trustees also noted that the Portfolio’s expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median but was lower than the average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment

Premier VIT
OpCap Global Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited) (continued)

companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Scott Whisten	Assistant Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Managed Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

•        U.S. stocks rose solidly during the period as corporate earnings and cash levels remained strong and investors largely brushed off concerns over weakness in the housing and mortgage markets. Mid and large cap stocks outperformed small cap stocks in the period and growth-oriented stocks outpaced value stocks, particularly among small companies.

•        Stock selection and an overweighting in information technology contributed to the Portfolio’s performance relative to the benchmark. Information storage company EMC advanced as the company completed a key strategic acquisition and announced another. The company also announced selling 10% of its VMware software business in a public offering.

•        Holdings in the industrials sector also benefited relative returns for the period. The Portfolio’s position in Union Pacific performed well during a strong period for railroad stocks. Costs of gas and diesel, as well as increasingly congested roads, improved demand for railroads. Shares of Parker Hannifin, the Cleveland-based maker of motion and control technology products, rose on the strength of consistent sales demand and an increase in international orders offset sluggish demand in its North American home market.

•        Stock selection in the consumer discretionary sector detracted from the Portfolio’s returns during the period. Shares of Centex Corporation were among the Portfolio’s worst performers. The company’s stock slid steadily lower, as the housing industry struggled with slow sales, rising inventories and rising loan defaults. Housing and mortgage-related companies across the board declined after interest rates rose, raising fears that demand for new homes would ebb further and housing prices would continue to erode.

•        In the financials sector, some of the Portfolio’s holdings detracted from returns, having been hurt by market concerns over the troubled mortgage market. Shares of Countrywide Financial, the nation’s largest subprime mortgage lender, fell on news of rising delinquencies and foreclosures. Although subprime loans accounted for less than 10% of Countrywide’s total business, financial markets reacted swiftly to reports that delinquency rates on Countrywide’s subprime mortgages had nearly doubled in two years. Shares of bond guarantor MBIA also fell during the period due to the company’s exposure to subprime mortgages. The company guarantees payments on some $5 billion in mortgage-backed securities, the majority of which have underlying bonds rated AAA prior to MBIA’s guarantee.

•        Toward the end of the period, economic data showed resilient strength in the United States, with payroll data, manufacturing and non-manufacturing reports indicating a strong bounce from the first quarter’s lackluster growth.

•        An allocation to high-quality, short-term home equity asset-backed securities contributed to performance, as home equity floaters outperformed Treasuries, boosting the Portfolio’s income during the period.

•        An underweighting in investment-grade corporate bonds proved negative for performance, as investor perceptions shifted from a slowing economy to a strengthening one, defaults were minimal and corporate spreads tightened slightly.

•        A modest out-of-benchmark position in high-yield bonds benefited the Portfolio, as high yield bonds outperformed both like-duration Treasuries and investment-grade corporates during the second half of the period.

•        In developed markets outside the U.S., exposure to interest rates in the United Kingdom - (short maturity rates, in particular) - detracted from performance, as the Bank of England raised rates twice in the first half of 2007.

Total Returns  for the periods ended 6/30/07

	Six Months	1 year	5 year*	10 year*
OpCap Managed Portfolio	4.46%	13.11%	7.98%	5.46%
S&P 500 Index	6.96%	20.59%	10.71%	7.13%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

* Average Annual Total Return

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,045.34	$4.82
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.42	$4.76

Expenses are equal to the Portfolio’s annualized expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Top Ten Industries (equity securities) as
of 6/30/07 (% of net assets)

Telecommunications	8.4%
Financial Services	8.2%
Oil & Gas	6.1%
Computers	5.7%
Healthcare & Hospitals	5.1%
Drugs & Medical Products	4.6%
Semi-conductors	4.4%
Retail	2.7%
Food & Beverage	2.4%
Transportation	2.4%

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 60.6%
	Aerospace/Defense — 1.6%
39,900	Boeing Co.	$3,836,784
	Apparel & Textiles — 0.7%
18,700	V.F. Corp.	1,712,546
	Banking — 1.3%
61,100	Wachovia Corp.	3,131,375
	Building/Construction — 1.2%
71,900	Centex Corp.	2,883,190
	Computers — 5.7%
423,460	EMC Corp. (g)	7,664,626
141,100	Hewlett-Packard Co.	6,295,882
		13,960,508
	Diversified Manufacturing — 2.2%
20,000	Parker Hannifin Corp.	1,958,200
30,500	Textron, Inc.	3,358,355
		5,316,555
	Drugs & Medical Products — 4.6%
55,200	Roche Holdings AG ADR	4,901,760
56,400	Teva Pharmaceutical Industries Ltd. ADR	2,326,500
68,700	Wyeth	3,939,258
		11,167,518
	Financial Services — 8.2%
30,000	Capital One Financial Corp.	2,353,200
13,700	Goldman Sachs Group, Inc.	2,969,475
75,200	JPMorgan Chase & Co.	3,643,440
46,600	MBIA, Inc.	2,899,452
25,100	Merrill Lynch & Co., Inc.	2,097,858
174,800	Wells Fargo & Co.	6,147,716
		20,111,141
	Food & Beverage — 2.4%
56,000	Coca-Cola Co.	2,929,360
63,200	SUPERVALU, Inc.	2,927,424
		5,856,784
	Healthcare & Hospitals — 5.1%
75,700	Aetna, Inc.	3,739,580
25,500	Novartis AG ADR	1,429,785
142,600	UnitedHealth Group, Inc.	7,292,564
		12,461,929
	Metals & Mining — 1.7%
119,800	Arch Coal, Inc.	$4,169,040
	Multi-Media — 1.9%
216,300	News Corp.	4,587,723
	Oil & Gas — 6.1%
92,300	ConocoPhillips	7,245,550
47,800	Exxon Mobil Corp.	4,009,464
49,300	GlobalSantaFe Corp.	3,561,925
		14,816,939
	Retail — 2.7%
84,200	Best Buy Co., Inc.	3,929,614
38,300	Kohl’s Corp. (g)	2,720,449
		6,650,063
	Semi-conductors — 4.4%
472,239	Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	5,256,018
143,600	Texas Instruments, Inc.	5,403,668
		10,659,686
	Telecommunications — 8.4%
253,600	Cisco Systems, Inc. (g)	7,062,760
53,920	NII Holdings, Inc. (g)	4,353,501
208,900	Nokia Corp. ADR	5,872,179
162,300	Sprint Corp.	3,361,233
		20,649,673
	Transportation — 2.4%
52,000	Union Pacific Corp.	5,987,800
	Total Common Stock (cost-$126,475,466)	147,959,254

Principal Amount (000s)
	U.S. GOVERNMENT AGENCY SECURITIES — 22.6%
	Fannie Mae,
$100	4.673%, 5/25/35	98,654
3,753	5.00%, 6/1/18	3,640,804
690	5.00%, 1/1/20	668,177
919	5.00%, 4/1/21	888,013
884	5.00%, 9/1/35	830,317
5,625	5.00%, 3/1/36	5,285,196
1,000	5.00%, 7/1/37 (c)	936,875

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000s)		Value
	U.S. GOVERNMENT AGENCY SECURITIES (continued)
	Fannie Mae,
$56	5.50%, 6/1/16	$55,778
102	5.50%, 1/1/17	101,095
98	5.50%, 3/1/17	97,207
10	5.50%, 2/1/33	9,453
24	5.50%, 2/1/34	23,112
20	5.50%, 5/1/34	19,556
351	5.50%, 11/1/34	340,286
8,284	5.50%, 2/1/35	8,021,119
1,797	5.50%, 3/1/35	1,737,494
335	5.50%, 6/1/35	324,170
605	5.50%, 9/1/35	585,428
977	5.50%, 3/1/37	942,797
6,000	5.50%, 7/1/37 (c)	5,786,250
871	5.626%, 5/1/36	878,157
294	6.00%, 6/1/16	295,370
4	6.00%, 7/1/16	4,329
5	6.00%, 8/1/16	4,996
12	6.00%, 10/1/16	12,458
175	6.00%, 12/1/16	175,966
8	6.00%, 1/1/17	8,140
6	6.00%, 2/1/17	6,287
28	6.00%, 3/1/17	27,710
100	6.00%, 4/1/17	100,206
18	6.00%, 5/1/17	18,301
6	6.00%, 7/1/17	6,392
92	6.00%, 11/1/17	92,368
32	6.00%, 9/1/32	31,843
716	6.00%, 5/1/36	709,062
811	6.00%, 6/1/36	802,752
27	6.00%, 8/1/36	26,241
45	6.00%, 10/1/36	44,991
133	6.00%, 2/1/37	131,490
137	6.00%, 3/1/37	135,728
1,000	6.00%, 7/1/37 (c)	989,062
132	6.427%, 9/1/40	134,770
52	7.231%, 9/1/39	52,646
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
43	6.227%, 2/25/45	43,070
	Freddie Mac,
545	4.50%, 10/15/22	540,858
179	5.00%, 11/1/18	173,870
1,200	5.00%, 3/15/32 (c)(i)	1,199,907
300	5.47%, 7/15/19 (i)	299,977
1,300	5.47%, 8/15/19	1,298,984
1,800	5.47%, 10/15/20 (i)	1,799,722
31	5.77%, 11/15/30	31,323
$91	6.00%, 3/1/16	$92,000
134	6.00%, 8/15/32	128,027
133	6.00%, 9/15/32	126,445
1,000	6.00%, 7/1/37 (c)	990,625
3	7.276%, 7/1/30	3,082
	Government National Mortgage Association,
503	5.375%, 5/20/30	510,362
85	5.50%, 7/20/30	85,658
186	5.75%, 2/20/32	186,241
25	5.82%, 9/20/30	25,258
13	6.00%, 11/20/28	12,955
4	6.00%, 11/20/31	3,944
552	6.00%, 6/20/34	549,387
62	6.125%, 10/20/29	62,948
	Small Business Administration Participation Certificates,
2,352	4.524%, 2/10/13	2,244,950
1,645	4.625%, 2/1/25	1,543,061
1,537	4.684%, 9/10/14	1,473,005
1,332	4.87%, 12/1/24	1,270,553
3,245	4.90%, 1/1/23	3,139,031
1,504	4.95%, 3/1/25	1,427,717
865	5.11%, 4/1/25	840,279
15	7.449%, 8/1/10	15,455
	Total U.S. Government Agency Securities (cost-$56,835,316)	55,199,740

		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 9.2%
	Airlines — 0.8%
	United Air Lines, Inc. (d)(h),
1,861	8.03, 1/1/13%	B3/B	2,074,803
269	11.56%, 5/27/24 (i)	NR/NR	48,402
			2,123,205
	Automotive — 0.0%
100	DaimlerChrysler NA Holding Corp., 5.71%, 3/13/09, FRN	Baa1/BBB	100,186
	Banking — 2.6%
900	American Express Centurion Bank, 5.34%, 6/12/09, FRN	Aa3/A+	899,885

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking (continued)
	Bank of America Corp., FRN,
$500	5.36%, 12/18/08	Aaa/AA+	$500,115
100	5.366%, 11/6/09	Aa1/AA	99,951
800	5.37%, 9/25/09	Aa1/AA	800,206
200	Credit AgriCole S.A., 5.36%, 5/28/09, FRN (b)	Aa1/AA-	199,981
200	Export-Import Bank of Korea, 5.45%, 6/1/09, FRN	Aa3/A	199,995
300	ICICI Bank Ltd., 5.895%, 1/12/10, FRN (b)	Baa2/BBB-	300,500
800	Korea Development Bank, 5.49%, 4/3/10, FRN	Aa3/A	800,182
¥200,000	Landwirtschaftliche Rentenbank, 0.65%, 9/30/08	Aaa/AAA	1,615,737
$100	Resona Bank Ltd., 5.85%, 4/15/16, VRN (b)	A2/BBB	95,612
400	Santander U.S. Debt S.A. Unipersonal, 5.42%, 11/20/09, FRN (b)	Aa1/AA	400,063
	Wachovia Corp.,
300	5.41%, 12/1/09, FRN	Aa3/AA-	300,168
100	5.625%, 10/15/16	A1/A+	97,400
			6,309,795
	Financial Services — 4.7%
570	American Honda Finance Corp., 5.407%, 2/9/10, FRN (b)	Aa3/A+	569,994
900	Bear Stearns Cos., Inc., 5.48%, 5/18/10, FRN	A1/A+	898,770
	Citigroup, Inc., FRN,
100	5.39%, 12/28/09	Aa1/AA	100,023
300	5.40%, 12/26/08	Aa1/AA	300,148
	Citigroup Funding, Inc., FRN,
1,000	5.32%, 4/23/09	Aa1/AA	999,951
100	5.36%, 6/26/09 (i)	Aa1/AA	99,953
$1,000	Credit Suisse USA, Inc., 5.56%, 8/15/10, FRN	Aa1/AA-	$1,004,138
50	Ford Motor Credit Co., 7.25%, 10/25/11	B1/B	48,122
	General Electric Capital Corp., FRN,
200	5.385%, 10/26/09	Aaa/AAA	200,040
800	5.39%, 1/5/09	Aaa/AAA	800,382
400	5.41%, 10/6/10,
	Ser. A,	Aaa/AAA	400,021
100	5.428%, 1/20/10	Aaa/AAA	100,148
300	5.43%, 8/15/11	Aaa/AAA	299,635
	Goldman Sachs Group, Inc.,
700	5.40%, 12/23/08, FRN	Aa3/AA-	700,009
400	5.625%, 1/15/17	A1/A+	383,365
1,000	HSBC Capital Funding L.P., VRN (b), 9.547%, 6/30/10	A1/A	1,104,256
	HSBC Finance Corp., FRN,
100	5.415%, 10/21/09	Aa3/AA-	100,009
200	5.64%, 11/16/09	Aa3/AA-	201,007
	Lehman Brothers Holdings, Inc., FRN,
300	5.37%, 11/24/08	A1/A+	300,029
600	5.44%, 4/3/09	A1/A+	600,580
100	5.50%, 5/25/10	A1/A+	99,912
	Merrill Lynch & Co., Inc., FRN,
800	5.406%, 5/8/09	Aa3/AA-	800,037
200	5.44%, 12/4/09	Aa3/AA-	199,994
	Metropolitan Life Global Funding I,
300	5.40%, 5/17/10, FRN (b)	Aa2/AA	299,970
500	Morgan Stanley, 5.406%, 5/7/09, FRN	Aa3/A+	500,025
200	Residential Capital LLC, 6.46%, 5/22/09, FRN	Baa3/BBB-	199,068
100	SMFG Preferred Capital Ltd., 6.078%, 1/25/17, VRN (b)	A2/BBB+	96,201
			11,405,787

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Food & Beverage — 0.1%
$200	General Mills, Inc., 5.485%, 1/22/10, FRN	Baa1/BBB+	$199,863
	Oil & Gas — 0.5%
300	Gazprom AG, 10.50%, 10/21/09	A3/BBB	330,361
100	Peabody Energy Corp., 7.375%, 11/1/16	Ba1/BB	102,000
100	Pemex Project Funding Master Trust, 5.75%, 12/15/15	Baa1/BBB	98,100
600	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	623,267
			1,153,728
	Telecommunications — 0.2%
100	AT&T, Inc., 5.456%, 2/5/10, FRN	A2/A	100,116
50	Qwest Corp., 7.50%, 6/15/23	Ba1/BBB-	50,000
400	Verizon Communications, Inc., 5.40%, 4/3/09, FRN	A3/A	400,122
			550,238
	Utilities — 0.3%
400	Ohio Power Co., 5.54%, 4/5/10, FRN	A3/BBB	400,282
300	TXU Electric Delivery Co., 5.735%, 9/16/08, FRN (b)	Baa2/BBB-	300,099
			700,381
	Total Corporate Bonds & Notes (cost-$22,284,499)		22,543,183
	ASSET-BACKED SECURITIES — 1.1%
958	Citigroup Mortgage Loan Trust, Inc., 5.43%, 3/25/37, FRN	Aaa/AAA	958,111
	SLM Student Loan Trust,
300	3.80%, 12/15/38 (b)	Aaa/AAA	290,580
969	5.345%, 10/27/14, FRN	Aaa/AAA	969,426
$234	5.345%, 10/25/18, FRN	Aaa/AAA	$233,785
210	5.365%, 4/27/15, FRN	Aaa/AAA	210,147
	Total Asset-Backed Securities (cost-$2,665,968)		2,662,049

Shares
PREFERRED STOCK — 0.3%
Financial Services (b)(h) — 0.3%
68	DG Funding Trust, 7.60%, UNIT (cost-$716,526)	706,775

Principal Amount (000s)
	MUNICIPAL BONDS — 0.2%
	Texas — 0.2%
	Lower Colorado River Auth. Rev. (AMBAC),
$360	5.00%, 5/15/33	Aaa/AAA	368,442
40	5.00%, 5/15/33 (Pre-refunded @ $100, 5/15/13 (a)	Aaa/AAA	42,032
	Total Municipal Bonds (cost-$406,692)		410,474
	MORTGAGE-BACKED SECURITIES — 0.1%
224	Banc of America Funding Corp., 4.113%, 5/25/35, FRN	Aaa/AAA	218,944
79	Countrywide Home Loan Mortgage Pass Through Trust, FRN, 5.25%, 2/20/36	Aaa/AAA	78,300
	Prime Mortgage Trust, FRN,
20	5.72%, 2/25/19	Aaa/AAA	20,199
45	5.72%, 2/25/34	Aaa/AAA	44,624
	Total Mortgage-Backed Securities (cost-$365,508)		362,067
	U.S. TREASURY BONDS — 0.1%
208	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26 (e) (cost-$192,770)		188,607

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	SHORT-TERM INVESTMENTS — 8.4%
	U.S. Government Agency Securities — 5.7%
	Federal Home Loan Bank,
$300	4.80%, 7/2/07		$299,960
13,600	5.08%, 7/2/07		13,598,130
	Total U.S. Government Agency Securities (cost-$13,898,090)		13,898,090
	Corporate Notes — 1.2%
	Banking — 0.0%
100	Westpac Banking Corp., 5.28%, 6/6/08, FRN	Aa1/AA	100,016
	Financial Services — 0.8%
1,000	Ford Motor Credit Co., 6.19%, 9/28/07, FRN	B1/B	999,940
1,000	SLM Corp., 5.435%, 1/25/08, FRN	A2/BBB+	995,263
			1,995,203
	Retail — 0.2%
400	Wal-Mart Stores, Inc., 5.26%, 6/16/08, FRN	Aa2/AA	399,854
	Telecommunications — 0.2%
300	BellSouth Corp., 4.24%, 4/26/08 (b)	A2/A-1	296,796
200	Vodafone Group PLC, 5.45%, 12/28/07, FRN	Baa1/A-	200,084
			496,880
	Total Corporate Notes (cost-$2,992,594)		2,991,953
	U.S. Treasury Bills (f) — 0.2%
450	4.605%, 9/13/07 (cost-$445,741)		445,741
	Sovereign Debt Obligation — 0.1%
¥36,000	Republic of Italy, 3.80%, 3/27/08 (cost-$321,392)	Aa2/A+	298,213

Principal Amount (000s)		Value
	Repurchase Agreement — 1.2%
$2,777	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds $2,778,134; collateralized by Federal Home Loan Bank, 5.625-6.05%, due 2/21/17-3/14/36, valued at $2,841,563 including accrued interest (cost-$2,777,000)	$2,777,000
	Total Short-Term Investments (cost-$20,434,817)	20,410,997

Contracts/ Notional Amount
	OPTIONS PURCHASED (g) — 0.0%
	Call Options — 0.0%
	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
5,000,000	Strike rate 4.75%, expires 2/1/08	1,481
	2-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
15,000,000	Strike rate 4.75%, expires 9/26/08	29,510
2,000,000	Strike rate 4.80%, expires 8/8/07	21
8,900,000	Strike rate 5.37%, expires 7/2/07	—
		31,012
	Put Options — 0.0%
	Financial Future Euro-90 day (CME),
32	Strike price $91.25, expires 9/17/07	200
55	Strike price $91.25, expires 12/17/07	344
200	Strike price $91.75, expires 3/17/08	1,250
83	Strike price $92.50, expires 3/17/08	519
15	Strike price $92.50, expires 6/16/08	94
40	Strike price $92.75, expires 3/17/08	250
34	Strike price $92.75, expires 6/16/08	212

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Contracts/ Notional Amount			Value
	OPTIONS PURCHASED (g) (continued)
	Put Options (continued)
	Financial Future Euro-90 day (CME),
204	Strike price $93, expires 3/17/08		$1,275
			4,144
	Total Options Purchased (cost-$123,428)		35,156
	Total Investments before options written (cost-$230,500,990) — 102.6%		250,478,302
	OPTIONS WRITTEN (g) — (0.0)%
	Call Options — (0.0)%
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
1,000,000	Strike rate 4.90%, expires 8/8/07		(58)
1,000,000	Strike rate 4.90%, expires 2/1/08		(2,102)
7,000,000	Strike rate 4.95%, expires 9/26/08		(35,259)
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
2,900,000	Strike rate 5.50%, expires 7/2/07		—
	U.S. Treasury Notes 10 yr. Futures,
27	Strike price $106, expires 8/24/07		(16,453)
14	Strike price $107, expires 8/24/07		(3,719)
3	Strike price $108, expires 8/24/07		(328)
5	Strike price $109, expires 8/24/07		(234)
			(58,153)
	Put Options — (0.0)%
	U.S. Treasury Notes 10 yr. Futures,
6	Strike price $103, expires 8/24/07		(656)
21	Strike price $104, expires 8/24/07		(4,594)
28	Strike price $105, expires 8/24/07		$(13,125)
			(18,375)
	Total Options Written (premiums received-$157,377)		(76,528)
	Total Investments net of options written (cost-$230,343,613)	102.6%	250,401,774
	Liabilities in excess of other assets	(2.6)%	(6,387,094)
	Net Assets	100.0%	$244,014,680

Notes to Schedule of Investments:

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Delayed-delivery security. To be delivered after June 30, 2007.
(d)	Security in default.
(e)	Inflationary Bonds—Principal amount of security is adjusted for inflation.
(f)	All or partial amount segregated for futures.
(g)	Non-income producing.
(h)	Illiquid security.
(i)	Fair valued security.

Glossary:

ADR - American Depositary Receipt

AMBAC - insured by American Municipal Bond Assurance Corp.

CME - Chicago Mercantile Exchange

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2007.

¥ - Japanese Yen

LIBOR - London Inter-bank Offered Rate

NR - Not Rated

OTC - Over the Counter

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.

See accompanying notes to financial statements

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$230,500,990)	$250,478,302
Cash (including foreign currency of $932,375 with a cost of $929,128)	969,571
Receivable for investments sold	1,880,501
Dividends and interest receivable	1,402,378
Premium for swaps purchased	244,597
Unrealized appreciation on swaps	180,556
Unrealized appreciation on forward foreign currency contracts	151,200
Receivable for variation margin on future contracts	91,120
Receivable for shares of beneficial interest sold	10,652
Receivable for terminated swaps	2,614
Prepaid expenses	21,125
Total Assets	255,432,616
Liabilities:
Payable for investments purchased	9,942,492
Premium for swaps sold	450,918
Deferred trustees’ retirement plan expense	354,734
Unrealized depreciation on swaps	200,780
Investment advisory fees payable	161,653
Payable for shares of beneficial interest redeemed	115,892
Options written, at value (premiums received-$157,377)	76,528
Payable for variation margin on future contracts	9,700
Unrealized depreciation on forward foreign currency contracts	9,147
Accrued expenses	96,092
Total Liabilities	11,417,936
Net Assets	$244,014,680
Composition of Net Assets:
Beneficial interest shares of $0.01 per value (unlimited number authorized)	$62,155
Paid-in-capital in excess of par	213,121,372
Undistributed net investment income	2,079,397
Accumulated net realized gain	9,305,171
Net unrealized appreciation of investments, options written, swaps, futures and foreign currency transactions	19,446,585
Net Assets	$244,014,680
Shares outstanding	6,215,529
Net asset value, offering price and redemption price per share	$39.26

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For six months ended June 30, 2007
(unaudited)

Investment Income:
Interest	$2,447,127
Dividends (net of foreign withholding taxes of $75,549)	1,176,276
Total investment income	3,623,403
Expenses:
Investment advisory fees	992,156
Custodian fees	55,495
Trustees’ fees and expenses	37,731
Shareholder communications	34,073
Audit and tax services	24,435
Legal fees	16,773
Transfer agent fees	12,854
Insurance expense	3,693
Miscellaneous	4,245
Total expenses	1,181,455
Less: custody credits earned on cash balances	(6,541)
Net expenses	1,174,914
Net investment income	2,448,489
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,715,267
Options written	48,301
Swaps	(383,097)
Futures	(502,834)
Foreign currency transactions	105,310
Net change in unrealized appreciation/depreciation of:
Investments	(484,111)
Options written	121,137
Swaps	26,925
Futures	(378,070)
Foreign currency transactions	142,138
Net realized and change in unrealized gain on investments, options written, swaps, futures and foreign currency transactions	8,410,966
Net increase in net assets resulting from investment operations	$10,859,455

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income	$2,448,489	$4,954,089
Net realized gain on investments, options written, swaps, futures and foreign currency transactions	8,982,947	18,412,612
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures and foreign currency transactions	(571,981)	2,784,934
Net increase in net assets resulting from investment operations	10,859,455	26,151,635
Dividends and Distributions to Shareholders from:
Net investment income	(5,245,604)	(5,563,686)
Net realized gains	(17,689,623)	(34,393,361)
Total dividends and distributions to shareholders	(22,935,227)	(39,957,047)
Share Transactions:
Net proceeds from the sale of shares	1,090,928	2,144,832
Reinvestment of dividends and distributions	22,935,227	39,957,047
Cost of shares redeemed	(26,123,506)	(99,769,410)
Net decrease in net assets from share transactions	(2,097,351)	(57,667,531)
Total decrease in net assets	(14,173,123)	(71,472,943)
Net Assets:
Beginning of period	258,187,803	329,660,746
End of period (including undistributed net investment income of $2,079,397 and $4,876,512, respectively)	$244,014,680	$258,187,803
Shares Issued and Redeemed:
Issued	25,887	53,565
Issued in reinvestment of dividends and distributions	584,636	1,032,482
Redeemed	(619,244)	(2,513,821)
Net decrease	(8,721)	(1,427,774)

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months
	ended
	June 30, 2007		Year ended December 31,
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$41.48		$43.08	$42.73	$39.13	$32.77	$40.15
Investment Operations:
Net investment income	0.48		0.81	0.65	0.48	0.56	0.64
Net realized and change in unrealized gain (loss) on investments, options written, swaps, futures and foreign currenty transactions	1.37		2.96	1.55	3.70	6.42	(7.32)
Total from investment operations	1.85		3.77	2.20	4.18	6.98	(6.68)
Dividends and Distributions to Shareholders from:
Net investment income	(0.93)		(0.75)	(0.50)	(0.58)	(0.62)	(0.70)
Net realized gains	(3.14)		(4.62)	(1.35)	—	—	—
Total dividends and distributions to shareholders	(4.07)		(5.37)	(1.85)	(0.58)	(0.62)	(0.70)
Net asset value, end of period	$39.26		$41.48	$43.08	$42.73	$39.13	$32.77
Total Return (1)	4.46%		9.65%	5.28%	10.77%	21.75%	(16.88)%
Ratios/Supplemental data:
Net assets end of period (000’s)	$244,015		$258,188	$329,661	$381,054	$413,796	$392,705
Ratio of expenses to average net assets (2)	0.95	%(3)	0.95%	0.91%	0.92%	0.93%	0.88%
Ratio of net investment income to average net assets	1.97	%(3)	1.75%	1.41%	1.09%	1.49%	1.57%
Portfolio Turnover	57%		151%	171%	111%	215%	159%

(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(N) in Notes to Financial Statements).
(3)	Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)   Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the “Portfolio”), OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital over time through a portfolio consisting of common stocks, bonds and cash equivalent.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission indicated that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of a security, are fair-valued, as determined in good faith,

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available.  Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales.  Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options and futures are valued at settlement price determined by the relevant exchange.  Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value.  Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 60st day prior to maturity, if their original term to maturity, if their original term to maturity exceeded 60 days.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  The ability of issues of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Foreign Currency Translations (continued)

determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps, futures contracts and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

(H)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(I)  Inflation-Indexed Bonds

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

(J)  Interest Rate/Credit Default Swaps

The Portfolio may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes and/or to manage its interest rate and credit risk.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolio are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(K)  When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(K)  When-Issued/Delayed-Delivery Transactions (continued)

purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(L)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(M)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(N)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(O)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2007, the Portfolio’s payable in connection with the Plan was $354,734, of which $4,199 was accrued during the six months ended June 30, 2007.

(2)  Investment Adviser/Sub-Adviser/Distributor

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio’s average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

the Sub-Adviser in return for its services. In addition, pursuant to an agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the “Fixed Income Sub-Adviser”), an affiliate of the Investment Adviser, the Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser for that portion of the Portfolio’s investments for which it provides investment advisory services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term and government securities, aggregated $109,636,870 and $119,362,871, respectively. For the six months ended June 30, 2007, purchases and sales of government securities, aggregated $18,325,186 and $12,820,809, respectively.

(a) Transactions in options written for the six months ended June 30, 2007:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2006	7,100,053	$88,889
Options written	8,000,179	133,165
Options terminated in closing purchase transactions	(3,000,001)	(25,534)
Options assigned	(37)	(10,860)
Options expired	(200,090)	(28,283)
Options outstanding, June 30, 2007	11,900,104	$157,377

(b) Forward foreign currency contracts outstanding at June 30, 2007:

	Notional Amount (000)		U.S.$ Value on Origination Date	U.S.$ Value June 30, 2007	Unrealized Appreciation (Depreciation)
Purchased:
Brazilian Real, settling 10/2/07	BRL	3,476	$1,709,470	$1,783,364	$73,894
Canadian Dollar, settling 8/9/07	CAD	92	86,069	86,589	520
Euro, settling 7/26/07	EUR	286	383,710	387,023	3,313

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(3)  Investments in Securities (continued)

	Notional Amount (000)		U.S.$ Value on Origination Date	U.S.$ Value June 30, 2007	Unrealized Appreciation (Depreciation)
Indian Rupee, settling 10/3/07	INR	2,068	$50,290	$50,625	$335
Indian Rupee, settling 5/12/08	INR	4,543	107,282	109,429	2,147
Indonesian Rupiah, settling 5/27/08	IDR	617,400	70,000	67,058	(2,942)
Korean Won, settling 7/30/07	KRW	18,633	20,100	20,194	94
Korean Won, settling 9/27/07	KRW	75,404	81,659	81,828	169
Mexican Peso, settling 3/13/08	MXN	1,115	101,448	101,724	276
Malaysian Ringgit, settling 5/21/08	MYR	341	103,000	100,217	(2,783)
Philippine Peso, settling 5/19/08	PHP	1,520	33,000	32,707	(293)
Polish Zloty settling 9/28/07	PLN	283	101,462	101,801	339
Russian Ruble, settling 1/11/08	RUB	5,335	207,202	207,850	648
Singapore Dollar, settling 7/3/07	SGD	154	101,496	100,718	(778)
Singapore Dollar, settling 10/3/07	SGD	153	100,449	100,995	546
South African Rand, settling 9/28/07	ZAR	9,610	1,316,335	1,348,211	31,876

Sold:
Brazilian Real, settling 10/2/07	BRL	526	270,000	269,737	263
British Pound Sterling, settling 8/9/07	GBP	212	423,248	425,044	(1,796)
Japanese Yen, settling 7/24/07	JPY	270,952	2,239,791	2,203,011	36,780
Singapore Dollar, settling 7/3/07	SGD	154	100,164	100,719	(555)
					$142,053

(c) Interest rate swap agreements outstanding at June 30, 2007:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America		$3,400	12/19/09	3-Month USD-LIBOR	5.00%	$(2,408)
Bank of America		$400	12/19/17	5.00%	3-Month USD-LIBOR	3,637
Barclays Bank	GBP	700	12/20/08	6-Month GBP-LIBOR	6.00%	(6,863)
Barclays Bank	JPY	40,000	3/18/09	6-Month JPY-LIBOR	1.00%	(737)
Barclays Bank	GBP	400	3/20/09	6-Month GBP-LIBOR	6.00%	(5,679)
Barclays Bank	GBP	400	6/15/09	6-Month GBP-LIBOR	5.00%	(7,112)
Barclays Bank		$1,700	12/19/09	3-Month USD-LIBOR	5.00%	(2,232)
Barclays Bank	BRL	400	1/4/10	BRL-CDI-Compounded	11.36%	2,321
BNP Paribas Bank	EUR	600	10/15/10	5-Year French CPI Ex-Tobacco Daily Reference Index	2.09%	7,623

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(3)  Investments in Securities (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Citigroup	mxn	300	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	$153
Credit Suisse	GBP	100	6/15/09	6-Month GBP-LIBOR	5.00%	(2,339)
First Boston
Deutsche Bank	JPY	120,000	9/18/08	6-Month JPY-LIBOR	1.00%	(803))
Deutsche Bank		$6,400	12/19/08	3-Month USD-LIBOR	5.00%	(13,687)
Deutsche Bank	GBP	400	12/20/08	6-Month GBP-LIBOR	6.00%	(4,039)
Deutsche Bank	JPY	60,000	3/18/09	6-Month JPY-LIBOR	1.00%	(672)
Deutsche Bank	AUD	300	12/15/09	6-Month Australian Bank Bill	7.00%	(158)
Deutsche Bank		$15,200	12/19/09	3-Month USD-LIBOR	5.00%	6,493
Deutsche Bank	EUR	800	12/19/09	6-Month EUR-LIBOR	5.00%	(271)
Deutsche Bank	EUR	300	12/15/11	4.00%	6-Month EUR-LIBOR	6,350
Deutsche Bank		$1,500	12/19/17	5.00%	3-Month USD-LIBOR	(6,503)
Deutsche Bank	EUR	200	12/19/17	5.00%	6-Month EUR-LIBOR	(1,032)
Deutsche Bank	GBP	200	12/15/36	4.00%	6-Month GBP-LIBOR	16,585
Deutsche Bank		$600	12/19/37	3-Month USD-LIBOR	5.00%	7,556
Goldman Sachs	EUR	300	3/20/09	6-Month EUR-LIBOR	4.00%	(2,234)
Goldman Sachs	GBP	800	6/15/09	6-Month GBP-LIBOR	5.00%	(19,422)
Goldman Sachs	GBP	1,900	6/19/09	6-Month GBP-LIBOR	6.00%	(5,976)
Goldman Sachs	BRL	100	1/4/10	BRL-CDI-Compounded	11.465%	693
Goldman Sachs	EUR	100	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	(869)
Goldman Sachs	MXN	1,300	4/3/12	28-Day Mexico Interbank TIIE Banxico	7.78%	(1,160)
Goldman Sachs	GBP	100	12/15/36	5.50%	6-Month GBP-LIBOR	5,731
HSBC Bank	GBP	100	12/15/36	4.00%	6-Month GBP-LIBOR	23,058
Lehman Securities	GBP	800	9/20/09	6-Month GBP-LIBOR	4.50%	(52,920)
Merrill Lynch	BRL	300	1/4/10	BRL-CDI-Compounded	11.43%	1,988
Merrill Lynch	BRL	200	1/4/10	BRL-CDI-Compounded	12.948%	4,073
Merrill Lynch	GBP	200	12/15/35	4.00%	6-Month GBP-LIBOR	18,645
Morgan Stanley		$2,200	6/20/09	3-Month USD-LIBOR	5.00%	(17,290)
Morgan Stanley	BRL	400	1/4/10	BRL-CDI-Compounded	12.78%	7,376
Morgan Stanley		$400	12/19/17	5.00%	3-Month USD-LIBOR	(2,677)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(3)  Investments in Securities (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Morgan Stanley		$400	12/19/37	3-Month USD-LIBOR	5.00%	$6,637
Royal Bank of Scotland		$6,400	12/19/08	3-Month USD-LIBOR	5.00%	(14,551)
Royal Bank of Scotland	GBP	400	3/20/09	6-Month GBP-LIBOR	6.00%	(5,878)
Royal Bank of Scotland		$900	6/20/09	3-Month USD-LIBOR	5.00%	(12,122)
Royal Bank of Scotland	EUR	100	3/28/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	(947)
Royal Bank of Scotland	GBP	100	12/15/36	4.00%	6-Month GBP-LIBOR	14,456
Royal Bank of Scotland		$800	12/19/37	3-Month USD-LIBOR	5.00%	13,067
UBS	JPY	600,000	3/19/08	6-Month JPY-LIBOR	1.00%	(1,716)
UBS	JPY	20,000	9/18/08	6-Month JPY-LIBOR	1.00%	(141)
UBS	JPY	500,000	3/18/09	6-Month JPY-LIBOR	1.00%	(6,542)
						$(52,538)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CDI - Inter-bank Deposit Certificate

CPI - Consumer Price Index

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LIBOR - London Inter-bank Offered Rate

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

SGD - Singapore Dollar

TIIE - Inter-bank Equilibrium Interest Rate

ZAR - South African Rand

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(3)  Investments in Securities (continued)

(d) Credit default swap contracts outstanding at June 30, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
GMAC	$1,000	9/20/08	1.00%	$(1,781)
Barclays Bank PLC
Pemex	1,000	7/20/11	0.83%	17,844
Deutsche Bank AG
Dow Jones CDX	100	6/20/17	(0.60)%	159
Goldman Sachs & Co.
Anadarko Petroleum	100	3/20/08	0.15%	(6)
Dow Jones CDX	2,000	12/20/16	(0.65)%	12,590
Dow Jones CDX	600	6/20/17	(0.60)%	2,674
JPMorgan Chase & Co.	700	11/20/07	0.415%	847
Gazprom Capital
Morgan Stanley
Federation of Russia	100	6/20/08	0.245%	(13)
				$32,314

(e) Futures contracts outstanding at June 30, 2007:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euribor Future	6	$1,432	12/17/07	$(8,365)
Euribor Future	4	953	3/17/08	(7,977)
Euribor Future	10	2,382	6/16/08	(21,344)
Euribor Future	11	2,620	9/15/08	(9,345)
Euribor Future	4	953	12/15/08	(8,956)
Eurodollar Future	273	64,694	3/17/08	(290,400)
Eurodollar Future	209	49,546	6/16/08	(236,600)
Eurodollar Future	29	6,874	9/15/08	(15,300)
Eurodollar Future	45	10,663	12/15/08	(29,937)
Eurodollar Future	4	947	3/16/09	(5,750)
Euroyen Future	26	643,468	12/17/07	(2,309)
Financial Future British Pound - 90 day	7	821	9/30/07	(15,472)
Financial Future British Pound - 90 day	12	1,406	12/31/07	(27,483)
Financial Future British Pound - 90 day	11	1,288	3/31/08	(20,637)
Financial Future British Pound - 90 day	13	1,522	9/30/08	(23,045)
Financial Future British Pound - 90 day	22	2,576	6/30/08	(36,084)
LIBOR Aput British Pound - 90 day	21	1	9/17/08	1,316
LIBOR Future	1	117	12/17/08	(1,479)
Short: German Republic Bond Future	(2)	(222)	9/6/07	(1,406)
U.S. Treasury Bond Futures	(26)	(2,778)	9/19/07	24,296
				$(736,277)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(4)  Income Tax Information

The cost basis of portfolio securities of $230,500,990 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $25,667,376, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,690,064 net unrealized appreciation for federal income tax purposes is $19,977,312.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as Investment Advisor. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Managed Portfolio (Managed Portfolio)

The Trustees noted that the Managed Portfolio had underperformed its Lipper median and average peer group and its benchmark, S&P 500, for the one-year, three-year, five-year and the ten-year periods but had outperformed its benchmark, for the since inception period ended December 31, 2006. The Trustees also noted that the Portfolios expense ratio was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 06902

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Mid Cap Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the six months ended .June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•                  U.S. stocks rose solidly during the six-month period ended June 30, 2007. Corporate earnings and cash levels remained strong, and investors largely brushed off concerns over weakness over in housing and mortgage markets. Mid and large cap stocks outperformed small cap stocks during the period and growth-oriented stocks out-performed value stocks decisively, particularly among small companies.

•                  Stock selection and an overweighting in financials detracted from the Portfolio’s returns. Real estate investment trusts, CBL and Associates, one of the largest owners of regional malls, declined following reporting disappointing first quarter earnings and subsequently being downgraded by analysts.

•                  An overweighting in industrials benefited relative returns but stock selection in this sector detracted from performance. Freight logistics provider UTI Worldwide declined early in the year as the company posted disappointing fourth quarter results due to significant expenses incurred in anticipation of sales growth. The stock rebounded slightly in the second quarter after analyst expectations were met during the first quarter. On-line job search company Monster weakened with lowered company guidance on revenues and on the announcement of a management restructuring.

•                  In the consumer discretionary sector, homebuilding, apparel, media and consumer service companies detracted from performance. Homebuilder DR Horton declined as inventories of unsold homes rose, new housing starts fell and structural weakness in the mortgage industry became more apparent.

•                  Stock selection in the healthcare sector benefited relative returns. The Portfolio’s position in MedImmune rose on news pharmaceutical giant AstraZeneca would acquire the maker of flu vaccines and drug therapies to protect infants from respiratory infection.

•                  Energy holdings boosted returns for the six-month period. National Oilwell Varco continued a steady upward trend as orders for drilling rigs continued to accelerate.

Total Returns  for the periods ended 6/30/07 (*Average Annual Total Return)

	Six Months	1 year	5 year*	Inception*† (2/9/98)
OpCap Mid Cap Portfolio	8.82%	17.49%	17.29%	13.81%
S&P 400 Mid-Cap	11.98%	18.51%	14.17%	12.28%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

†  The Portfolio commenced operations on 2/9/98. Index comparisons commenced on 1/31/98.

Shareholder Expense  Example for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,088.20	$5.18
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/07
(% of net assets)

Oil & Gas	10.0%
Financial Services	9.1%
Utilities	8.3%
Electronics	7.0%
Retail	6.8%
Insurance	5.6%
Commercial Services	5.1%
Healthcare & Hospitals	5.1%
Drugs & Medical Products	4.7%
U.S. Government Agency Discount Notes	4.3%

Premier VIT

OpCap Mid Cap Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 97.9%
	Advertising — 3.0%
13,000	Lamar Advertising Co.	$815,880
18,351	WPP Group PLC ADR	1,371,737
		2,187,617
	Aerospace/Defense — 2.0%
12,500	Goodrich Corp.	744,500
20,000	Spirit Aerosystems Holdings, Inc. (a)	721,000
		1,465,500
	Apparel & Textiles — 1.3%
35,000	Wolverine World Wide, Inc.	969,850
	Building/Construction — 2.7%
40,000	D.R. Horton, Inc.	797,200
50,000	Williams Scotsman International, Inc. (a)	1,190,500
		1,987,700
	Chemicals — 2.7%
19,600	Cytec Industries, Inc.	1,249,892
18,800	Mosaic Co. (a)	733,576
		1,983,468
	Commercial Services — 5.1%
42,000	ChoicePoint, Inc. (a)	1,782,900
41,000	H&E Equipment Services, Inc. (a)	1,137,340
15,500	Weight Watchers International, Inc.	788,020
		3,708,260
	Computer Services — 1.2%
17,900	CACI International, Inc. (a)	874,415
	Computer Software — 3.7%
14,400	Dun & Bradstreet Corp.	1,482,912
43,500	MoneyGram International, Inc.	1,215,825
		2,698,737
	Consumer Services — 2.3%
41,000	Monster Worldwide, Inc. (a)	1,685,100
	Drugs & Medical Products — 4.7%
42,700	Sepracor, Inc. (a)	1,751,554
26,400	United Therapeutics Corp. (a)	1,683,264
		3,434,818
	Electronics — 7.0%
23,000	Ametek, Inc.	$912,640
37,000	Amphenol Corp.	1,319,050
66,000	Jabil Circuit, Inc.	1,456,620
42,000	Tektronix, Inc.	1,417,080
		5,105,390
	Financial Services — 9.1%
12,300	CIT Group, Inc.	674,409
31,500	Investment Technology Group, Inc. (a)	1,364,895
25,600	Lazard Ltd., UNIT	1,152,768
36,000	Prosperity Bancshares, Inc.	1,179,360
45,500	TD Ameritrade Holding Corp. (a)	910,000
17,200	Zions Bancorporation	1,322,852
		6,604,284
	Food & Beverage — 1.9%
45,400	Smithfield Foods, Inc. (a)	1,397,866
	Healthcare & Hospitals — 5.1%
18,800	Coventry Health Care, Inc. (a)	1,083,820
14,700	DaVita, Inc. (a)	792,036
34,800	Health Net, Inc. (a)	1,837,440
		3,713,296
	Insurance — 5.6%
48,000	OneBeacon Insurance Group Ltd.	1,215,840
23,000	Platinum Underwriters Holdings Ltd.	799,250
16,400	RenaissanceRe Holdings Ltd.	1,016,636
20,000	Stancorp Financial Group, Inc.	1,049,600
		4,081,326
	Machinery — 2.9%
14,900	Joy Global, Inc.	869,117
32,000	Zebra Technologies Corp. (a)	1,239,680
		2,108,797
	Oil & Gas — 10.0%
20,300	FMC Technologies, Inc. (a)	1,608,166
32,700	Grant Prideco, Inc. (a)	1,760,241
15,788	Hess Corp.	930,860
9,900	National-Oilwell Varco, Inc. (a)	1,031,976

Premier VIT

OpCap Mid Cap Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Oil & Gas (continued)
32,000	Range Resources Corp.	$1,197,120
27,500	Vectren Corp.	740,575
		7,268,938
	Real Estate (REIT) — 4.3%
18,300	AMB Property Corp.	973,926
24,000	CBL & Associates Properties, Inc.	865,200
48,000	Nationwide Health Properties, Inc.	1,305,600
		3,144,726
	Retail — 6.8%
24,100	Advance Auto Parts, Inc.	976,773
60,000	Dollar General Corp.	1,315,200
24,000	K-Swiss, Inc.	679,920
24,000	Petsmart, Inc.	778,800
39,000	Ross Stores, Inc.	1,201,200
		4,951,893
	Semi-conductors — 1.2%
15,897	KLA-Tencor Corp.	873,540
	Technology — 1.9%
32,900	NVIDIA Corp. (a)	1,359,099
	Transportation — 1.6%
44,000	UTI Worldwide, Inc.	1,178,760
	Trucks & Trailers — 2.0%
22,500	Oshkosh Truck Corp.	1,415,700
	Utilities — 8.3%
8,842	Constellation Energy Group, Inc.	770,757
26,200	DPL, Inc.	742,508
140,000	Dynegy, Inc. (a)	1,321,600
37,400	Mirant Corp. (a)	1,595,110
16,000	NRG Energy, Inc. (a)	665,120
25,453	SCANA Corp.	974,596
		6,069,691
	Wholesale — 1.5%
13,200	CDW Corp. (a)	1,121,604
	Total Common Stock (cost-$67,666,155)	71,390,375

Principal Amount			Value
	SHORT-TERM INVESTMENTS — 4.4%
	U.S. Government Agency Discount Notes — 4.3%
	Federal Home Loan Bank,
$3,175	4.80%, 7/2/07 (cost-$3,174,577)		$ 3,174,577
	Repurchase Agreement — 0.1%
66	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds $66,027; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $70,000 including accrued interest (cost-$66,000)		66,000
	Total Short-Term Investments (cost-$3,240,577)		3,240,577
	Total Investments (cost-$70,906,732)	102.3%	74,630,952
	Liabilities in excess of other assets	(2.3)	(1,694,085)
	Net Assets	100.0%	$72,936,867

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

See accompanying notes to financial statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$70,906,732)	$74,630,952
Cash	977
Receivable for investments sold	1,487,081
Receivable for shares of beneficial interest sold	843,298
Dividends receivable	58,370
Total Assets	77,020,678
Liabilities:
Payable for shares of beneficial interest redeemed	2,140,835
Payable for investments purchased	1,867,979
Investment advisory fees payable	47,396
Deferred trustees’ retirement plan expense	2,967
Accrued expenses	24,634
Total Liabilities	4,083,811
Net Assets	$72,936,867
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$44,340
Paid-in-capital in excess of par	63,413,407
Undistributed net investment income	115,748
Accumulated net realized gain	5,639,152
Net unrealized appreciation of investments	3,724,220
Net Assets	$72,936,867
Shares outstanding	4,433,952
Net asset value, offering price and redemption price per share	$16.45

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(unaudited)

Investment Income:
Dividends	$400,786
Interest	100,792
Total investment income	501,578
Expenses:
Investment advisory fees	305,988
Custodian fees	37,341
Trustees’ fees and expenses	10,817
Shareholder communications	8,792
Audit and tax services	8,313
Transfer agent fees	7,232
Legal fees	3,968
Miscellaneous	2,304
Total expenses	384,755
Less: investment advisory fees waived	(2,181)
custody credits earned on cash balances	(89)
Net expenses	382,485
Net investment income	119,093
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,068,166
Foreign currency transactions	(44)
Net change in unrealized appreciation/depreciation of:
Investments	484,735
Foreign currency transactions	46
Net realized and change in unrealized gain on investments and foreign currency transactions	6,552,903
Net increase in net assets resulting from investment operations	$6,671,996

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income	$119,093	$115,759
Net realized gain on investments and foreign currency transactions	6,068,122	1,690,746
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	484,781	1,071,926
Net increase in net assets resulting from investment operations	6,671,996	2,878,431
Dividends and Distributions to Shareholders from:
Net investment income	(113,278)	—
Net realized gains	(2,096,125)	(1,380,785)
Total dividends and distributions to shareholders	(2,209,403)	(1,380,785)
Share Transactions:
Net proceeds from the sale of shares	35,229,426	65,793,562
Reinvestment of dividends and distributions	2,209,403	1,380,785
Cost of shares redeemed	(38,110,751)	(9,474,731)
Net increase (decrease) in net assets from share transactions	(671,922)	57,699,616
Total increase in net assets	3,790,671	59,197,262
Net Assets:
Beginning of period	69,146,196	9,948,934
End of period (including undistributed net investment income of $115,748 and $109,933, respectively)	$72,936,867	$69,146,196
Shares Issued and Redeemed:
Issued	2,149,862	4,372,437
Issued in reinvestment of dividends and distributions	133,901	94,769
Redeemed	(2,288,896)	(652,610)
Net increase (decrease)	(5,133)	3,814,596

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2007		Year ended December 31,
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$15.58		$15.93	$14.29	$14.27	$12.13	$13.46
Investment Operations:
Net investment income (loss)	0.03		0.03	(0.05)	(0.07)	0.00 *	0.00 *
Net realized and change in unrealized gain(loss) on investments and foreign currency transactions	1.35		1.89	2.29	2.78	3.84	(0.96)
Total from investment operations	1.38		1.92	2.24	2.71	3.84	(0.96)
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)		—	—	(0.02)	—	—
Net realized gains	(0.48)		(2.27)	(0.60)	(2.67)	(1.70)	(0.37)
Total dividends and distributions to shareholders	(0.51)		(2.27)	(0.60)	(2.69)	(1.70)	(0.37)
Net asset value, end of period	$16.45		$15.58	$15.93	$14.29	$14.27	$12.13
Total Return (1)	8.82%		13.06%	16.18%	19.34%	32.42%	(7.07)%
Ratios/Supplemental data:
Net assets end of period (000’s)	$72,937		$69,146	$9,949	$9,861	$11,635	$10,427
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.01%	1.07%	1.03%	1.02%	1.00%
Ratio of net investment income (loss) to average net assets (3)	0.31	%(4)	0.31%	(0.32)%	(0.47)%	0.03%	0.00%**
Portfolio Turnover	81%		100%	66%	60%	81%	93%

*	Less than $0.005 per share
**	Less than 0.005%
(1)	Assumes reinvestment of all dividends and distributions.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(H) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.01% (annualized) and 0.30% (annualized), respectively, for the six months ended June 30, 2007; 1.03% and 0.29%, respectively, for the year ended December 31, 2006; 1.54% and (0.79)%, respectively, for the year ended December 31, 2005; 1.30% and (0.74)%, respectively, for the year ended December 31, 2004; 1.26% and (0.22)%, respectively, for the year ended December 31, 2003 and 1.17% and (0.17) %, respectively, for the year ended December 31, 2002.

(4)	Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the “Portfolio”), OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long-term capital appreciation by investing at least 80% in equity securities of companies with market capitalization between $500 million and $8 billion at the time of purchase which the Investment Adviser believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission indicated that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

(D)  Foreign Currency Translations (continued)

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized depreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

(F)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2007, the Portfolio’s payable in connection with the Plan was $2,967, of which $927 was accrued during the six months ended June 30, 2007.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor (continued)

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At June 30, 2007, 88.1% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $58,899,112 and $57,566,849, respectively.

(4) Income Taxes

The cost basis of portfolio securities of $70,906,732 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $5,971,487; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $2,247,267; net unrealized appreciation for federal income tax purposes is $3,724,220.

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Mid Cap Portfolio (“Mid Cap Portfolio”)

The Trustees noted that the Mid Cap Portfolio had outperformed its Lipper median and average peer group for the one-year, three-year and five-year periods ended December 31, 2006. The Trustees also noted that the Portfolio had outperformed its benchmark, S&P 400 Mid Cap Index, for the one-year, three-year, five-year and the since inception periods ended December 31, 2006. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and each Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Renaissance Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Renaissance Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

•                  U.S. stocks rose solidly in the period as corporate earnings and cash levels remained strong and investors largely brushed off concerns over weakness in the housing and mortgage markets. Mid and large cap stocks outperformed small cap stocks during the period and growth-oriented stocks outpaced value stocks, particularly among small companies.

•                  An underweighting in materials and stock selection in the consumer discretionary sector were the most significant contributors to underperformance during the six month period. Homebuilders Lennar and Centex fell during the period as lending standards tightened, sub-prime mortgages declined, U.S. inventories of unsold new homes ballooned and prices weakened.

•                  Stock selection in utilities hindered performance. Portfolio’s Wisconsin Energy declined as the company’s plans to build new generating capacity were reviewed unfavorably in the financial press. Additionally, Southern Company announced earnings below Wall Street’s expectations.

•                  Stock selection and an overweighting in energy boosted returns during the period. Oilfield services company National Oilwell Varco continued a steady rise as orders for drilling rigs continued to accelerate as the company reported a surge in profits on strong oil and gas drilling.

•                  Stock selection and an overweighting in the health care sector also contributed positively to performance during the six month period. U.S. biotechnology company MedImmune agreed to be acquired by AstraZeneca at a premium in excess of 20% over the prior day’s closing price. Invitrogen, a manufacturer of biotechnology research tools, reported strong first quarter earnings ahead of Wall Street expectations.

Total Returns  for the periods ended 6/30/07

	Six months	1 year	Inception*† (7/10/02)
OpCap Renaissance Portfolio	7.91%	19.30%	13.07%
Russell Midcap Value Index	8.69%	22.09%	18.83%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

* Average Annual Total Reurn

† The Portfolio commenced operations on 7/10/02. Index comparisons began as of 6/30/02.

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,079.10	$5.16
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/07
(% of net assets)

Utilities	13.8%
Financial Services	9.4%
Real Estate	9.0%
Oil & Gas	8.8%
Insurance	6.9%
Healthcare	6.7%
Retail	6.3%
Aerospace / Defense	6.2%
Commercial Services	3.2%
Banking	3.1%

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares		Value
	COMMON STOCK — 97.6%
	Aerospace/Defense — 6.2%
18,800	Goodrich Corp.	$1,119,728
10,200	Oshkosh Truck Corp.	641,784
8,400	Spirit Aerosystems Holdings, Inc. (a)	302,820
		2,064,332
	Automotive — 0.4%
15,800	Ford Motor Co.	148,836
	Banking — 3.1%
12,700	Bank of New York Mellon Corp.	526,288
6,900	PNC Financial Services Group, Inc.	493,902
		1,020,190
	Building/Construction — 2.0%
3,200	Foster Wheeler Ltd. (a)	342,368
9,000	Lennar Corp.	329,040
		671,408
	Chemicals — 2.5%
6,100	Cytec Industries, Inc.	388,997
11,100	Mosaic Co. (a)	433,122
		822,119
	Commercial Services — 3.2%
13,500	ChoicePoint, Inc. (a)	573,075
21,700	H&R Block, Inc.	507,129
		1,080,204
	Computer Services — 0.9%
6,100	CACI International, Inc. (a)	297,985
	Consumer Discretionary — 1.9%
18,800	Family Dollar Stores, Inc.	645,216
	Electronics — 1.6%
7,524	Brady Corp.	279,441
7,800	Tektronix, Inc.	263,172
		542,613
	Entertainment — 1.0%
10,100	Brunswick Corp.	329,563
	Financial Services — 9.4%
1,978	Affiliated Managers Group, Inc. (a)	$254,687
5,700	CIT Group, Inc.	312,531
17,000	E*Trade Financial Corp. (a)	375,530
6,700	Investment Technology Group, Inc. (a)	290,311
7,300	Lazard Ltd., UNIT	328,719
5,100	MBIA, Inc.	317,322
15,100	Prosperity Bancshares, Inc.	494,676
10,200	Zions Bancorporation	784,482
		3,158,258
	Food — 0.5%
5,300	Smithfield Foods, Inc. (a)	163,187
	Healthcare — 6.7%
10,000	Biogen Idec, Inc. (a)	535,000
6,300	Coventry Health Care, Inc. (a)	363,195
5,400	DaVita, Inc. (a)	290,952
10,700	Health Net, Inc. (a)	564,960
11,800	Sepracor, Inc. (a)	484,036
		2,238,143
	Household Products — 1.4%
7,800	Clorox Co.	484,380
	Insurance — 6.9%
11,000	OneBeacon Insurance Group Ltd.	278,630
4,000	PartnerRe Ltd.	310,000
13,000	Platinum Underwriters Holdings Ltd.	451,750
7,000	Reinsurance Group of America, Inc.	421,680
16,000	Stancorp Financial Group, Inc.	839,680
		2,301,740
	Leisure — 1.7%
13,300	Royal Caribbean Cruises Ltd.	571,634
	Machinery — 2.5%
8,400	Joy Global, Inc.	489,972
8,700	Zebra Technologies Corp. (a)	337,038
		827,010

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Materials & Processing — 1.3%
4,600	Companhia Vale do Rio Doce ADR	$204,930
3,000	Rio Tinto PLC	229,276
		434,206
	Oil & Gas — 8.8%
7,000	ConocoPhillips	549,500
10,200	FMC Technologies, Inc. (a)	808,044
11,400	Hess Corp.	672,144
4,200	National-Oilwell Varco, Inc. (a)	437,808
12,400	Range Resources Corp.	463,884
		2,931,380
	Paper/Paper Products — 1.0%
25,400	Smurfit-Stone Container Corp. (a)	338,074
	Real Estate (REIT) — 9.0%
17,000	AMB Property Corp.	904,740
24,200	Annaly Mortgage Management, Inc.	348,964
21,300	CBL & Associates Properties, Inc.	767,865
12,800	Douglas Emmett, Inc.	316,672
25,000	Nationwide Health Properties, Inc.	680,000
		3,018,241
	Retail — 6.3%
11,200	Advance Auto Parts, Inc.	453,936
10,300	PetSmart, Inc.	334,235
11,000	Ross Stores, Inc.	338,800
12,000	TJX Companies, Inc.	330,000
14,700	Walgreen Co.	640,038
		2,097,009
	Semi-conductors — 1.2%
12,000	Fairchild Semi-conductor International, Inc. (a)	231,840
3,300	KLA-Tencor Corp.	181,335
		413,175
	Technology — 1.4%
16,000	EMC Corp. (a)	289,600
6,800	Juniper Networks, Inc. (a)	171,156
		460,756
	Telecommunications — 2.9%
47,000	Sprint Corp.	973,370
	Utilities — 13.8%
4,800	Constellation Energy Group, Inc.	$418,416
6,400	Dominion Resources, Inc.	552,384
14,000	DPL, Inc.	396,760
9,000	Duke Energy Corp.	164,700
18,000	Dynegy, Inc. (a)	169,920
7,200	Entergy Corp.	772,920
10,900	Mirant Corp. (a)	464,885
2,000	NRG Energy, Inc. (a)	83,140
12,100	SCANA Corp.	463,309
14,700	Southern Co.	504,063
9,319	Vectren Corp.	250,961
8,400	Wisconsin Energy Corp.	371,532
		4,612,990
	Total Common Stock (cost-$31,234,895)	32,646,019
	FOREIGN COMMON STOCK — 1.4%
	United Kingdom — 1.4%
	Advertising — 1.4%
32,600	WPP Group PLC (cost-$389,478)	487,080

Principal Amount (000)
	SHORT-TERM INVESTMENT — 1.8%
	Repurchase Agreement — 1.8%
$599	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds: $599,245; collateralized by Fannie Mae, 5.45%, due 10/18/21, valued at $615,038 including accrued interest (cost-$599,000)		599,000
	Total Investments (cost-$32,223,373) (b)	100.8%	33,732,099
	Liabilities in excess of other assets	(0.8)%	(281,966)
	Net Assets	100.0%	$33,450,133

Notes to Schedule of Investments:

(a)          Non-income producing.

(b)         Securities with an aggregate value of $716,356, representing 2.14% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

See accompanying notes to financial statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

Assets:
Investments, at value (cost-$32,223,373)	$33,732,099
Cash	857
Receivable for investments sold	330,512
Dividends and interest receivable	40,383
Receivable for shares of beneficial interest sold	287
Total Assets	34,104,138

Liabilities:
Payable for investments purchased	543,959
Payable for shares of beneficial interest redeemed	77,645
Investment advisory fees payable	15,503
Deferred trustees’ retirement plan expense	3,517
Accrued expenses	13,381
Total Liabilities	654,005
Net Assets	$33,450,133

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$22,284
Paid-in-capital in excess of par	28,832,681
Undistributed net investment income	60,868
Accumulated net realized gain on investments	3,025,538
Net unrealized appreciation of investments and foreign currency transactions	1,508,762
Net Assets	$33,450,133
Shares outstanding	2,228,454
Net asset value, offering price and redemption price per share	$15.01

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(unaudited)

Investment Income:
Dividends	$217,530
Interest	14,763
Total investment income	232,293
Expenses:
Investment advisory fees	134,979
Custodian fees	24,442
Shareholder communications	18,438
Audit and tax services	6,778
Trustees’ fees and expenses	5,182
Transfer agent fees	4,060
Legal fees	1,860
Insurance expense	797
Miscellaneous	2,457
Total expenses	198,993
Less: investment advisory fees waived	(30,183)
custody credits earned on cash balances	(87)
Net expenses	168,723
Net investment income	63,570
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,098,849
Foreign currency transactions	(1,246)
Net change in unrealized appreciation/depreciation of:
Investments	(631,778)
Foreign currency transactions	(77)
Net realized and change in unrealized gain on investments and foreign currency transactions	2,465,748
Net increase in net assets resulting from investment operations	$2,529,318

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year ended December 31, 2006
Investment Operations:
Net investment income	$ 63,570	$ 238,640
Net realized gain on investments and foreign currency transactions	3,097,603	3,291,790
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(631,855)	31,089
Net increase in net assets resulting from investment operations	2,529,318	3,561,519
Dividends and Distributions to Shareholders from:
Net investment income	(232,807)	(77,189)
Net realized gains	(2,990,645)	—
Total dividends and distributions to shareholders	(3,223,452)	(77,189)
Share Transactions:
Net proceeds from the sale of shares	2,911,791	7,271,561
Reinvestment of dividends and distributions	3,223,452	77,189
Cost of shares redeemed	(7,016,420)	(10,646,216)
Net decrease in net assets from share transactions	(881,177)	(3,297,466)
Total increase (decrease) in net assets	(1,575,311)	186,864
Net Assets:
Beginning of period	35,025,444	34,838,580
End of period (including undistributed net investment income of $60,868 and $230,105, respectively)	$33,450,133	$35,025,444
Shares Issued and Redeemed:
Issued	182,420	495,998
Issued in reinvestment of dividends and distributions	214,611	5,402
Redeemed	(443,861)	(741,886)
Net decrease	(46,830)	(240,486)

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2007		Year ended December 31,				For the period July 10, 2002* through December 31,
	(unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$15.39		$13.85	$15.25	$13.65	$8.79	$10.00
Investment Operations:
Net investment income (loss)	0.04		0.10	0.03	(0.02)	0.00 **	0.00	**
Net realized and unrealized gain (loss) on investments	1.18		1.47	(0.73)	2.29	4.97	(1.21)
Total from investment operations	1.22		1.57	(0.70)	2.27	4.97	(1.21)
Dividends and Distributions to Shareholders from:
Net investment income	(0.12)		(0.03)	—	—	0.00 **	—
Net realized gains	(1.48)		—	(0.70)	(0.67)	(0.11)	—
Total dividends and distributions to shareholders	(1.60)		(0.03)	(0.70)	(0.67)	(0.11)	—
Net asset value, end of period	$15.01		$15.39	$13.85	$15.25	$13.65	$8.79
Total Return (1)	7.91%		11.37%	(4.53)%	16.68%	56.53%	(12.10)%
Ratios/Supplemental data:
Net assets end of period (000’s)	$33,450		$35,025	$34,839	$39,569	$12,521	$900
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.02%	1.13%	1.14%	1.08%	1.06	%(4)
Ratio of net investment income (loss) to average net assets (3)	0.38	%(4)	0.73%	0.20%	(0.14)%	0.04%	0.10	%(4)
Portfolio Turnover	72%		110%	150%	88%	45%	36%

*	Commencement of operations.
**	Less than $0.005 per share.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(2)	Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See 1(H) in Notes to Financial Statements).
(3)

During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) would have been 1.18% (annualized) and 0.20% (annualized), respectively, for the six months ended June 30, 2007; 1.09% and 0.66%, respectively, for the year ended December 31, 2006; 1.15% and 0.18%, respectively, for the year ended December 31, 2005; 1.17% and (0.18)%, respectively, for the year ended December 31, 2004; 1.71% and (0.59)%, respectively, for the year ended December 31, 2003; and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operations) through December 31, 2002.

(4)	Annualized.

See accompanying notes to financial statements.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (the “Portfolio”) and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek long-term capital appreciation and income by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Portfolio invests a portion of its assets in income-producing stocks.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission indicated that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE was open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transaction and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be composed of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(D)  Dividends and Distributions (continued)

regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E)  Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

(F)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(G)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(I)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2007, the Portfolio’s payable in connection with the Plan was $3,517, of which $517 was accrued during the six months ended June 30, 2007.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser has contractually agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $24,183,908 and $27,731,821, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $32,223,373 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,558,865; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,050,139; net unrealized appreciation for federal income tax purposes is $1,508,726.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Renaissance Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2007
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the

Premier VIT
OpCap Renaissance Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Renaissance Portfolio (“Renaissance Portfolio”)

The Trustees noted that the Renaissance Portfolio had underperformed its Lipper median and average peer group and its benchmark, Russell Mid Cap Value Index, for the one-year and three-year periods ended December 31, 2006. The Trustees also noted that the Renaissance Portfolio had underperformed its benchmark for the since inception periods ended December 31, 2006. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was the same as the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore,

Premier VIT
OpCap Renaissance Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE CONTINUANCE OF THE
ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2007
(unaudited) (continued)

the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Scott Whisten	Assistant Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

NFJ Dividend Value Portfolio

Semi-Annual Report

June 30, 2007

Premier VIT

NFJ Dividend Value Portfolio

2007 Semi-Annual Report

July 30, 2007

Dear Shareholder:

I am pleased to provide you with the semi-annual report of Premier VIT-NFJ Dividend Value Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following pages for specific Portfolio information.  If you have any questions regarding the information provided, please contact your financial adviser or call our shareholder services area at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

(unaudited)

•                  U.S. stocks rose solidly during the six-month period ended June 30, 2007. Corporate earnings and cash levels remained strong, and investors largely brushed off concerns that weakness in the housing and mortgage markets could spill over to damage the economy at large. Mid and large cap stocks outperformed small cap stocks during the period and growth-oriented stocks outpaced value stocks decisively, particularly among small companies.

•                  Stock selection in the consumer discretionary sector boosted performance for the period, with Whirlpool among the top contributors. Shares advanced on reports that last year’s Maytag acquisition and strong international demand had boosted first-quarter revenue above analysts’ expectations.

•                  Consumer staples stocks also contributed positively to performance. Grocer SuperValu, the country’s third largest food retailer, advanced as analysts weighed in positively on progress from last year’s acquisition of Albertsons and on the firm’s investment store remodeling.

•                  Among energy stocks, Marathon Oil helped boost performance for the period. Marathon shares performed well on news of a possible pipeline from Canada to its Louisiana refinery. The company is working on a 180,000 barrel-a-day expansion of this Gulf coast facility that is scheduled to come on-line in 2010. The company’s exploration, production and marketing of crude oil and natural gas worldwide is benefiting from higher oil prices.

•                  Stock selection in financials detracted from the Portfolio is performance. Regions Financial, one of the country’s six largest providers of student loans, ended down for the period. In addition to subprime mortgage losses, the company was subpoenaed in New York State’s probe into the student loan industry. However, has since adopted the state’s Code of Conduct prohibiting financial arrangements and perks between schools and lenders.

Total Returns  for the periods ended 6/30/07

	Six months	1 year	Inception*† (7/1/03)
NFJ Dividend Value Portfolio	7.41%	22.88%	19.66%
Russell 1000 Value Index	6.23%	21.87%	17.45%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

* Average Annual Total Return

† The Portfolio commenced operations on 7/1/03. Index comparisons began as of 6/30/03.

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,074.10	$5.14
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.04%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries at 6/30/07
(excluding short-term investments)
(% of net assets)

Oil & Gas	15.4%
Banking	9.3%
Financial Services	9.2%
Drugs & Medical Products	9.2%
Insurance	5.8%
Consumer Products	5.6%
Telecommunications	5.6%
Food & Beverage	5.6%
Utilities	5.0%

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007

(unaudited)

Shares		Value
	COMMON STOCK-93.1%
	Apparel-2.0%
550	V. F. Corp.	$50,369
	Banking-9.3%
1,000	Bank of America Corp.	48,890
1,400	KeyCorp	48,062
2,850	Regions Financial Corp.	94,335
900	Wachovia Corp.	46,125
		237,412
	Chemicals-3.6%
2,100	Dow Chemical Co.	92,862
	Computer Hardware-3.8%
500	International Business Machines Corp.	52,625
2,100	Seagate Technology, Inc.	45,717
		98,342
	Consumer Products-5.6%
700	Kimberly-Clark Corp.	46,823
1,900	Mattel, Inc.	48,051
800	Stanley Works	48,560
		143,434
	Drugs & Medical Products-9.2%
1,850	GlaxoSmithKline PLC ADR	96,885
900	Merck & Co., Inc.	44,820
3,700	Pfizer, Inc.	94,609
		236,314
	Financial Services-9.2%
800	Freddie Mac	48,560
950	JPMorgan Chase & Co.	46,027
400	Merrill Lynch & Co., Inc.	33,432
175	Morgan Stanley	14,679
2,200	Washington Mutual, Inc.	93,808
		236,506
	Food & Beverage-5.6%
900	Anheuser-Busch Companies, Inc.	46,944
900	Coca-Cola Co.	47,079
1,376	Kraft Foods Inc.	48,504
		142,527
	Insurance-5.7%
800	Allstate Corp.	49,208
700	Lincoln National Corp.	49,665
900	Travelers Companies, Inc.	48,150
		147,023
	Media-1.8%
1,400	CBS Corp., Class B	46,648

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007

(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Oil & Gas-15.4%
900	Anadarko Petroleum Corp.	$46,791
550	Chevron Corp.	46,332
600	ConocoPhillips	47,100
700	GlobalSantaFe Corp.	50,575
800	Marathon Oil Corp.	47,968
800	Occidental Petroleum Corp.	46,304
400	PetroChina Company Ltd. ADR	59,472
400	Petroleo Brasileiro S.A.	48,508
		393,050
	Printing-3.8%
900	Gannett Co.	49,455
1,100	R.R. Donnelley & Sons Co.	47,861
		97,316
	Real Estate-1.8%
1,300	Duke Realty Corp., REIT	46,371
	Telecommunications-5.6%
1,169	AT&T, Inc.	48,514
1,150	Verizon Communications, Inc.	47,345
3,216	Windstream Corp.	47,468
		143,327
	Tobacco-3.8%
700	Altria Group, Inc.	49,098
750	Reynolds American, Inc.	48,900
		97,998
	Transportation-1.9%
900	Norfolk Southern Corp.	47,313
	Utilities-5.0%
800	KeySpan Corp.	33,584
800	Sempra Energy	47,384
700	TXU Corp.	47,110
		128,078
	Total Common Stock (cost-$1,958,012)	2,384,890

Principal
Amount
(000)
	SHORT-TERM INVESTMENT-10.8%
	Repurchase Agreement-10.8%
$277	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds $277,113; collateralized by $280,000 Fannie Mae, 5.45%, 10/18/21, valued at $283,113 including accrued interest (cost-$277,000)		277,000
	Total Investments (cost-$2,235,012)	103.9%	2,661,890
	Liabilities in excess of other assets	(3.9)	(101,074)
	Net Assets	100.0%	$2,560,816

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

see accompany notes to financial statements.

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

(unaudited)

Assets:
Investments, at value (cost-$2,235,012)	$2,661,890
Cash	913
Receivable for shares of beneficial interest sold	97,483
Receivable for investments sold	8,449
Dividends and interest receivable	6,470
Receivable due from investment adviser	2,792
Prepaid expenses	2,315
Total Assets	2,780,312
Liabilities:
Payable for investments purchased	216,302
Accrued expenses	3,194
Total Liabilities	219,496

Net Assets	$2,560,816
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$1,728
Paid-in-capital in excess of par	2,005,645
Undistributed net investment income	20,383
Accumulated net realized gain on investments	106,182
Net unrealized appreciation of investments	426,878
Net Assets	$2,560,816
Shares outstanding	172,781
Net asset value, offering price and redemption price per share	$14.82

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007

(unaudited)

Investment Income:
Dividends	$29,040
Interest	1,285
Total investment income	30,325
Expenses:
Investment advisory fees	8,026
Custodian fees	5,717
Audit and tax services	5,477
Transfer agent fees	1,467
Shareholder communications	1,088
Legal fees	302
Miscellaneous	2,366
Total expenses	24,443
Less: investment advisory fees waived	(8,026)
expenses reimbursed by Investment Adviser	(5,949)
custody credits earned on cash balances	(435)
Net expenses	10,033
Net investment income	20,292
Realized and Change in Unrealized Gain:
Net realized gain on investments	106,182
Net change in unrealized appreciation/depreciation of investments	12,873
Net realized and change in unrealized gain on investments	119,055
Net increase in net assets resulting from investment operations	$139,347

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Investment Operations:
Net investment income	$20,292	$39,462
Net realized gain on investments	106,182	123,911
Net change in unrealized appreciation/depreciation of investments	12,873	214,357
Net increase in net assets resulting from investment operations	139,347	377,730
Dividends and Distributions to Shareholders from:
Net investment income	—	(40,899)
Net realized gains	(23,503)	(129,139)
Total dividends and distributions to shareholders	(23,503)	(170,038)
Share Transactions:
Net proceeds from the sale of shares	513,274	—
Reinvestment of dividends and distributions	23,503	170,038
Cost of shares redeemed	(287)	—
Net increase in net assets from share transactions	536,490	170,038
Total increase in net assets	652,334	377,730
Net Assets:
Beginning of period	1,908,482	1,530,752
End of period (including undistributed net investment income of $20,383 and $91, respectively)	$2,560,816	$1,908,482
Shares Issued and Redeemed:
Issued	13,348	—
Issued in reinvestment of dividends and distributions	22,445	12,390
Redeemed	(19)	—
Net increase	35,774	12,390

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2007		Year Ended December 31,			For the Period July 1, 2003* through December 31,
	(unaudited)		2006	2005	2004	2003
Net asset value, beginning of period	$13.93		$12.28	$12.37	$11.68	$10.00
Investment Operations:
Net investment income	0.12		0.31	0.32	0.29	0.15
Net realized and change in unrealized gain on investments	0.91		2.68	1.16	1.39	1.74
Total from investment operations	1.03		2.99	1.48	1.68	1.89
Dividends and Distributions to Shareholders from:
Net investment income	—		(0.32)	(0.33)	(0.30)	(0.15)
Net realized gains	(0.14)		(1.02)	(1.24)	(0.69)	(0.06)
Total dividends and distributions to shareholders	(0.14)		(1.34)	(1.57)	(0.99)	(0.21)
Net asset value, end of period	$14.82		$13.93	$12.28	$12.37	$11.68
Total Return (1)	7.41%		24.72%	12.28%	14.65%	18.87%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,561		$1,908	$1,531	$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.04	%(4)	1.13%	1.06%	1.02%	1.20	%(4)
Ratio of net investment income to average net assets (3)	2.02	%(4)	2.31%	2.51%	2.44%	2.83	%(4)
Portfolio Turnover	19%		31%	35%	41%	27%

*      Commencement of operations.

(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)   Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)   During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.43% (annualized ) and 0.63% (annualized) for the six months ended June 30, 2007; 2.16% and 1.28%, respectively for the year ended December 31, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004; and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)   Annualized.

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 June 30, 2007

(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and the OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz SE.

The Portfolio seeks income as a primary objective and a secondary objective of long-term growth of capital by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities and Exchange Commission indicated that it would not object if a fund implements the interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal years beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 June 30, 2007

(unaudited) (continued)

(1) Organization and Significant Accounting Policies (continued)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing  SFAS 157 against its current valuation policies to determine future applicability.

The following is a summary of significant accounting policies followed by the Portfolio:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 June 30, 2007

(unaudited) (continued)

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

 (E) Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or a securities brokerage firm whereby it purchase securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(F) Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of  custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser”) to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

 June 30, 2007

(unaudited) (continued)

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

At June 30, 2007, 80% of the Portfolio’s outstanding shares were owned by an affiliate of the Investment Adviser and 20% of the Portfolio’s outstanding shares were owned by Merrill Lynch. Investment activity by either shareholder could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term securities, aggregated $848,958 and $369,113, respectively.

(4) Income Tax Information

The cost basis of portfolio securities of $2,235,012 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $439,596; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $12,718; net unrealized appreciation for federal income tax purposes is $426,878.

(5) Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

NFJ Dividend Value Portfolio

Matters Relating to the Trustees Consideration of the Continuance of the Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced  independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention  of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

NFJ Dividend Value Portfolio (“NFJ Portfolio”)

The Trustees noted that the NFJ Portfolio had outperformed its Lipper median and average peer group and its benchmark, Russell 1000 Value Index, for the one-year, three-year and since inception periods ended December 31, 2006. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Portfolio than the Lipper median but was lower than the average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolio’s proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and each Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Scott Whisten	Assistant Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
NFJ Investment Group
2100 Ross Avenue, Suite 1840
Dallas, TX 75201

Distributor
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent
State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent
PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Balanced Portfolio

Semi-Annual Report
June 30, 2007

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the six months ended June 30, 2007.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

Shareholder Expense Example

The following disclosure provides important information regarding the Shareholder’s Expense Example, which appears on the following page. Please refer to this information when reviewing the Shareholder Expense Example.

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Shareholder Expense Example is intended to help shareholders understand ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. Shareholders may use the information in these columns, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that were paid for the period. Shareholders may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in Portfolio size and expenses.

2007 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•                  U.S. stocks rose solidly during the six-month period ended June 30, 2007. Corporate earnings and cash levels remained strong, and investors largely brushed off concerns that weakness in housing and mortgage markets could spill over to damage the economy at large. Mid and large cap stocks outperformed small caps during the period and growth-oriented stocks outpaced value stocks, particularly among small companies.

•                  Stock selection in the consumer discretionary sector was the most significant detractor from returns. Shares of Centex Corporation were among the worst performers for the period. Centex Corporation’s stock slid steadily lower on higher U.S. inventories of new homes due to foreclosures, falling prices, and tighter lending standards from the sub-prime mortgage meltdown. Royal Caribbean also detracted during this period as a result of changing fuel-price trends and uncertainties about the cruise demand outlook.

•                  Energy stock selection hurt performance mildly on a relative basis. In particular ExxonMobil detracted since its return trailed the index energy stocks overall total return during the period.

•                  Stock selection in health care was one of the best contributors to performance for the period. MedImmune, which sells flu vaccine and an antibody-based drug to protect infants from a common respiratory infection, gained on news that pharmaceutical giant AstraZeneca would acquire the company for $15.6 billion.

•                  In telecommunications, stock selection decisions helped boost performance. Nii Holdings advanced as the company boosted its customer base to more than 3.7 million subscribers during the period. Nii provides mobile phone services in Latin America under the Nextel brand.

•                  In fixed income, we continued with our strategy of holding a higher percentage of corporate bonds and a lower percentage of mortgages than our benchmark, the Lehman Aggregate. In addition, we maintained a shorter duration than the Aggregate. This strategy outperformed the Aggregate by approximately 100 basis points over six month period.

Total Returns  for the periods ended 6/30/07

	Six months	1 year	5 year*	Inception*†
OpCap Balanced Portfolio	5.13%	16.20%	10.64%	6.35%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	4.53%	14.97%	8.93%	5.14%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total return for a period of less than one year is not annualized.

* Average Annual Total Return

† The Portfolio commenced operations on 10/1/99. Index comparisons began as of 9/30/99.

Shareholder Expense Example  for the period ended 6/30/07

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,051.30	$5.09
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/07
(excluding short-term investments)
(% of net assets)

Financial Services	13.5%
Oil & Gas	8.4%
Healthcare & Hospitals	8.2%
Retail	5.7%
Aerospace/Defense	5.7%
Telecommunications	5.4%
Drugs & Medical Products	4.8%
Commercial Services	4.5%
Food & Beverage	3.7%
U.S. Government Agency Securities	3.5%

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited)

Shares			Value
	COMMON STOCK — 72.2%
	Aerospace/Defense — 3.9%
11,900	Boeing Co.		$1,144,304
	Building & Construction — 1.9%
14,200	Centex Corp.		569,420
	Commercial Services — 4.5%
11,900	ChoicePoint, Inc. (a)		505,155
13,300	Moody’s Corp.		827,260
			1,332,415
	Computer Services — 2.3%
37,900	EMC Corp. (a)		685,990
	Computer Software — 1.5%
14,700	Microsoft Corp.		433,209
	Consumer Discretionary — 1.7%
14,700	Family Dollar Stores, Inc.		504,504
	Consumer Services — 0.7%
4,700	Monster Worldwide, Inc. (a)		193,170
	Diversified Manufacturing — 1.5%
4,800	Eaton Corp.		446,400
	Drugs & Medical Products — 4.8%
15,700	Roche Holdings AG ADR		1,394,160
	Financial Services — 9.7%
13,300	American Express Co.		813,694
29,500	Bank of New York Mellon Corp.		1,222,480
22,234	Countrywide Financial Corp.		808,206
			2,844,380
	Food & Beverage — 3.1%
9,900	Coca-Cola Co.		517,869
12,300	SYSCO Corp.		405,777
			923,646
	Healthcare & Hospitals — 8.2%
13,800	Aetna, Inc.		681,720
7,200	Amgen, Inc. (a)		398,088
14,800	Biogen Idec, Inc. (a)		791,800
11,800	Nektar Therapeutics, Inc. (a)		111,982
9,800	Sepracor, Inc. (a)		401,996
			2,385,586
	Leisure — 1.5%
10,000	Royal Caribbean Cruises Ltd.		$429,800
	Oil & Gas — 8.4%
7,500	Chevron Corp.		631,800
23,300	ConocoPhillips		1,829,050
			2,460,850
	Real Estate (REIT) — 1.3%
26,700	Annaly Mortgage Management, Inc.		385,014
	Restaurants — 2.6%
23,600	Yum! Brands, Inc.		772,192
	Retail — 5.7%
14,700	Petsmart, Inc.		477,015
11,300	Walgreen Co.		492,002
14,700	Wal-Mart Stores, Inc.		707,217
			1,676,234
	Semi-conductors — 2.8%
4,700	KLA-Tencor Corp.		258,265
49,501	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		550,942
			809,207
	Technology — 2.2%
9,900	Cisco Systems, Inc. (a)		275,715
14,800	Corning, Inc. (a)		378,140
			653,855
	Telecommunications — 3.9%
9,400	Juniper Networks, Inc. (a)		236,598
44,400	Sprint Nextel Corp.		919,524
			1,156,122
	Total Common Stock (cost-$19,675,493)		21,200,458
Principal Amount (000s)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 15.1%
	Aerospace/Defense — 1.8%
$300	Boeing Capital Corp., 6.50%, 2/15/12	A2/A+	312,741

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Aerospace/Defense (continued)
$220	General Dynamics Corp., 4.50%, 8/15/10	A2/A	$215,106
			527,847
	Banking — 2.8%
300	Bank of America Corp., 4.375%, 12/1/10	Aa1/AA	290,930
	Citigroup, Inc.,
100	4.625%, 8/3/10	Aa1/AA	97,886
50	6.00%, 2/21/12	Aa1/AA	50,933
170	U.S. Bancorp, 4.50%, 7/29/10	Aa2/AA	165,583
210	Wachovia Corp., 4.375%, 6/1/10	Aa3/AA-	204,235
			809,567
	Chemicals — 0.9%
290	EI Du Pont de Nemours, 4.125%, 4/30/10	A2/A	280,286
	Consumer Products — 0.9%
	Procter & Gamble Co.,
215	3.50%, 12/15/08	Aa3/AA-	209,757
50	6.875%, 9/15/09	Aa3/AA-	51,607
			261,364
	Energy — 0.5%
130	Spectra Energy Capital LLC, 7.50%, 10/1/09	Baa1/BBB	135,149
	Financial Services — 3.8%
140	American Express Credit Corp., 5.00%, 12/2/10	Aa3/A+	138,387
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	159,196
100	CIT Group, Inc., 4.75%, 12/15/10	A2/A	96,987
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	98,445
55	6.00%, 6/15/12	Aaa/AAA	55,981
195	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/AA-	194,882
	HSBC Finance Corp.,
100	4.125%, 11/16/09	Aa3/AA-	97,104
75	7.00%, 5/15/12	Aa3/AA-	78,966
200	SLM Corp., 4.50%, 7/26/10	A2/BBB+	184,923
			1,104,871
	Food & Beverage — 0.6%
$180	General Mills, Inc., 6.00%, 2/15/12	Baa1/BBB+	$181,932
	Insurance — 0.7%
220	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	214,677
	Machinery — 0.4%
125	John Deere Capital Corp., 7.00%, 3/15/12	A2/A	132,161
	Multi-Media — 1.1%
35	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	40,500
80	Time Warner Entertainment Co., 7.25%, 9/1/08	Baa2/BBB+	81,458
210	Walt Disney Co., 5.70%, 7/15/11	A2/A-	211,872
			333,830
	Telecommunications — 1.5%
225	Cisco Systems, Inc., 5.25%, 2/22/11	A1/A+	223,650
	Verizon Global Funding Corp.
100	7.25%, 12/1/10	A3/A	105,415
100	7.375%, 9/1/12	A3/A	107,704
			436,769
	Waste Disposal — 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,282
	Total Corporate Bonds & Notes (cost-$4,484,131)		4,443,735
	U.S. GOVERNMENT AGENCY SECURITIES — 3.5%
	Fannie Mae,
100	4.625%, 12/15/09	Aaa/AAA	98,693
305	4.75%, 3/12/10	Aaa/AAA	301,567
125	5.00%, 10/15/11	Aaa/AAA	123,721
25	6.25%, 2/1/11	Aa2/AA-	25,838
	Federal Farm Credit Bank,
80	4.75%, 5/7/10	Aaa/AAA	79,053
305	4.80%, 4/25/11	Aaa/AAA	300,400
100	Freddie Mac, 4.875%, 2/9/10	Aaa/AAA	99,213
	Total U.S. Government Agency Securities (cost-$1,032,564)		1,028,485

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2007
(unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	U.S. TREASURY BONDS & NOTES — 1.6%
	U.S. Treasury Bonds & Notes,
$110	2.625%, 3/15/09		$105,901
220	4.50%, 3/31/09		218,401
150	4.875%, 5/31/09		149,953
	Total U.S. Treasury Bonds & Notes (cost-$478,703)		474,255
	SHORT-TERM INVESTMENTS — 7.7%
	Corporate Notes — 6.1%
	Aerospace/Defense — 0.6%
180	Raytheon Co., 6.75%, 8/15/07	Baa1/AAA	180,234
	Automotive — 0.5%
140	DaimlerChrysler NA Holding Corp., 4.75%, 1/15/08	Baa1/BBB	139,516
	Financial Services — 2.7%
80	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	78,396
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A+	150,379
115	GMAC LLC, 6.125%, 1/22/08	Ba1/BB+	114,984
170	Merrill Lynch & Co., Inc., 3.70%, 4/21/08	Aa3/AA-	167,591
270	World Savings Bank FSB, 4.125%, 3/10/08	Aa1/AA	267,405
			778,755
	Food & Beverage — 0.6%
180	Kellogg Co., 2.875%, 6/1/08	A3/BBB+	175,658
	Oil & Gas — 0.6%
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	189,352
	Retail — 1.1%
165	CVS Corp., 3.875%, 11/1/07	Baa2/BBB+	164,063
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	149,918
			313,981
	Total Corporate Notes (cost-$1,787,495)		1,777,496

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Repurchase Agreement — 1.6%
$472	State Street Bank & Trust Co., dated 6/29/07, 4.90%, due 7/2/07, proceeds $472,193; collateralized by Fannie Mae, 5.45%, due 10/18/21, valued at $483,244 including accrued interest (cost-$472,000)		$472,000
	Total Short-Term Investments (cost-$2,259,495)		2,249,496
	Total Investments (cost-$27,930,386)	100.1%	29,396,429
	Liabilities in excess of other assets	(0.1)%	(43,668)
	Net Assets	100.0%	$29,352,761

Notes to Schedule of Investments:

(a)  Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

(unaudited)

Assets:
Investments, at value (cost-$27,930,386)	$29,396,429
Cash	572
Dividends and interest receivable	139,866
Receivable from shares of beneficial interest sold	135
Total Assets	29,537,002
Liabilities:
Payable for shares of beneficial interest redeemed	93,310
Payable for investments purchased	48,883
Investment advisory fees payable	14,351
Accrued expenses	27,697
Total Liabilities	184,241
Net Assets	$29,352,761
Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$26,705
Paid-in-capital in excess of par	25,605,620
Undistributed net investment income	226,701
Accumulated net realized gains	2,027,692
Net unrealized appreciation of investments	1,466,043
Net Assets	$29,352,761
Shares outstanding	2,670,474
Net asset value, offering price and redemption price per share	$10.99

See accompanying notes to financial statements.

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF OPERATIONS

For the six the months ended June 30, 2007

(unaudited)

Investment Income:
Interest	$194,650
Dividends (net of foreign withholding taxes of $6,109)	178,735
Total investment income	373,385
Expenses:
Investment advisory fees	117,347
Custodian fees	19,710
Shareholder communications	11,789
Audit and tax services	8,297
Trustees’ fees and expenses	4,311
Transfer agent fees	3,768
Legal fees	1,956
Miscellaneous	2,753
Total expenses	169,931
Less: investment advisory fees waived	(22,862)
custody credits earned on cash balances	(385)
Net expenses	146,684
Net investment income	226,701
Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	2,089,041
Net change in unrealized appreciation/depreciation of investments	(809,867)
Net realized and change in unrealized gain on investments	1,279,174
Net increase in net assets resulting from investment operations	$1,505,875

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	ended
	June 30, 2007	Year ended
	(unaudited)	December 31, 2006
Investment Operations:
Net investment income	$226,701	$382,852
Net realized gain on investments	2,089,041	2,004,155
Net change in unrealized appreciation/depreciation of investments	(809,867)	575,942
Net increase in net assets resulting from investment operations	1,505,875	2,962,949
Dividends and Distributions to Shareholders from:
Net investment income	(382,852)	(239,879)
Net realized gains	(1,922,409)	(810,758)
Total dividends and distributions to shareholders	(2,305,261)	(1,050,637)
Share Transactions:
Net proceeds from the sale of shares	464,496	1,510,342
Reinvestment of dividends and distributions	2,305,261	1,050,637
Cost of shares redeemed	(2,295,040)	(4,035,831)
Net increase (decrease) in net assets from share transactions	474,717	(1,474,852)
Total increase (decrease) in net assets	(324,669)	437,460
Net Assets:
Beginning of period	29,677,430	29,239,970
End of period (including undistributed net investment income of $226,701and $382,852 respectively)	$29,352,761	$29,677,430
Shares Issued and Redeemed:
Issued	40,395	143,619
Issued in reinvestment of dividends and distributions	209,568	101,315
Redeemed	(197,662)	(379,289)
Net increase (decrease)	52,301	(134,355)

See accompanying notes to financial statements.

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended
	June 30,2007		Year ended December 31,
	(unaudited)		2006	2005	2004*	2003*	2002*
Net asset value, beginning of period	$11.34		$10.62	$10.86	$10.25	$8.02	$9.95
Investment Operations:
Net investment income	0.09		0.15	0.09	0.04	0.04	0.14
Net realized and unrealized gain (loss) on investments	0.49		0.96	0.20	1.03	2.30	(1.96)
Total from investment operations	0.58		1.11	0.29	1.07	2.34	(1.82)
Dividends and Distributions to Shareholders from:
Net investment income	(0.15)		(0.09)	(0.03)	(0.01)	(0.11)	(0.07)
Net realized gains	(0.78)		(0.30)	(0.50)	(0.45)	—	(0.04)
Total dividends and distributions to shareholders	(0.93)		(0.39)	(0.53)	(0.46)	(0.11)	(0.11)
Net asset value, end of period	$10.99		$11.34	$10.62	$10.86	$10.25	$8.02
Total Return (1)	5.13%		10.80%	2.74%	10.80%	29.22%	(18.30)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$29,353		$29,677	$29,240	$30,120	$28,281	$14,136
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.00%	1.00%	1.04%	1.10%	1.10%
Ratio of net investment income to average net assets (2)	1.55	%(4)	1.33%	0.82%	0.43%	0.97%	2.00%
Portfolio Turnover	58%		105%	89%	146%	139%	90%

*                 The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Fund as of the close of business on April 30, 2004.

(1)          Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)          During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and assumptions/reimbursement had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.16% (annualized) and 1.39% (annualized), respectively for the six months ended June 30, 2007; 1.11% and 1.22%, respectively, for the year ended December 31, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005; 1.41% and 0.06%, respectively, for the year ended December 31, 2004; 2.06% and 0.01%, respectively, for the year ended December 31, 2003; 2.53% and 0.57%, respectively, for the year ended December 31, 2002.

(3)          Inclusive of custody expenses offset by credits earned on cash balances at the custodian bank (see 1(G) in Notes to Financial Statements).

(4)          Annualized.

See accompanying notes to financial statements.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz SE.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Securities & Exchange Commission announced that it would not object if a fund implements the Interpretation in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Portfolio’s financial statements at June 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the SFAS 157 against its current valuation policies to determine future applicability.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Portfolio:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(E)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(F)  Allocation of Expenses

Expenses specifically identifiable to the Portfolio are borne by the Portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser/Distributor

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Adviser, serves as the distributor of the Trust’s shares. Pursuant to a Distribution Agreement with the Trust, the Investment Adviser on behalf of the Portfolio pays the Distributor.

(3)  Investments in Securities

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term and government securities, aggregated $15,207,417 and $15,458,611, respectively. For the six months ended June 30, 2007, purchases and sales of government securities, aggregated $381,389 and $0, respectively.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(unaudited) (continued)

(4)  Income Tax Information

The cost basis of portfolio securities of $27,930,386 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,985,949; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $519,906; net unrealized appreciation for federal income tax purposes is $1,466,043.

(5)  Legal Proceedings

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including the Distributor and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds subadvised by another of the Affiliates. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf -space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Affiliates or related injunctions.

The Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory and distribution activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Balanced Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE

CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 6, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and Sub-Advisers and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $507 million as of December 31, 2006. Since the Investment Adviser is an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), the Trustees also considered the assets under management of approximately $723 billion as of December 31, 2006, AGI together with its subsidiaries and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to

Premier VIT

OpCap Balanced Portfolio

MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE

CONTINUANCE OF THE ADVISORY AND SUB ADVISORY AGREEMENTS

(unaudited) (continued)

ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolios’ fees under the Agreements, the Trustees considered, among other information, the Portfolios’ management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

OpCap Balanced Portfolio (“Balanced Portfolio”)

The Trustees noted that the Balanced Portfolio had underperformed its Lipper median and average peer group and its benchmark, 60% S&P 500 / 40% Merrill Lynch Corporate Bond Master Index, for the one-year and five-year periods but had outperformed its benchmark for the three-year and since inception periods ended December 31, 2006. The Trustees also noted that the Balanced Portfolio’s expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group. The Trustees also noted that the portfolio turnover percentage was higher for the Balanced Portfolio than the Lipper median and average for its peer group.

The Trustees considered the profitability analysis. They noted that AGI does not allocate corporate overhead to its subsidiaries, which might cause the profitability to be overstated slightly.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

In considering potential economies of scale, the Trustees noted that the Portfolios’ proposed investment advisory and sub-advisory fees did not include breakpoints to reflect potential economies of scale if the Portfolios reached sufficient size such that its other expenses may be allocated among a larger asset and shareholder base. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and each Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Scott Whisten	Assistant Treasurer
Youse Guia	Chief Compliance Officer
William V. Healey	Assistant Secretary
Richard H. Kirk	Assistant Secretary
Kathleen Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrant

Disclosure not required for open-end registered investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Disclosure not required for open-end registered investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Disclosure not required for open-end registered investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

Disclosure not required for open-end registered investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of directors.

Item 11. Controls and Procedures

(a)   The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(d)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)   Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)   Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Premier VIT

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date September 7, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date September 7, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date September 7, 2007